UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08743

Invesco Senior Income Trust
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Address of principal executive offices)(Zip code)

Sheri Morris 1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(404) 439-3217

Date of fiscal year end:	2/28

Date of reporting period:	8/31/17

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	August 31, 2017

Invesco Senior Income Trust

NYSE: VVR

2	Letters to Shareholders

3	Trust Performance

3	Share Repurchase Program Notice

4	Dividend Reinvestment Plan

5	Schedule of Investments

26	Financial Statements

29	Notes to Financial Statements

38	Financial Highlights

41	Approval of Investment Advisory and Sub-Advisory Contracts

43	Proxy Results

Unless otherwise noted, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the fund’s investment strategy; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Trust, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Trust. Also, you can obtain updates to help you stay informed about the markets and the economy by connecting with Invesco on Twitter, LinkedIn or Facebook. Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 341 2929. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

2 Invesco Senior Income Trust

Trust Performance

Performance summary

Cumulative total returns, 2/28/17 to 8/31/17

Trust at NAV	1.44%
Trust at Market Value	-3.21
Credit Suisse Leveraged Loan Index▼	1.48

Market Price Discount to NAV as of 8/31/17	-8.64

Source: ▼Bloomberg L.P.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Investment return, net asset value (NAV) and common share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/us for the most recent month-end performance. Performance figures reflect Trust expenses, the reinvestment of distributions (if any) and changes in NAV for performance based on NAV and changes in market price for performance based on market price.

    Since the Trust is a closed-end management investment company, shares of the Trust may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Trust cannot predict whether shares will trade at, above or below NAV. The Trust should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.

The Credit Suisse Leveraged Loan Index represents tradable, senior-secured, US dollar-denominated, noninvestment grade loans.

    The Trust is not managed to track the performance of any particular index, including the index described here, and consequently, the performance of the Trust may deviate significantly from the performance of the index.

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Important Notice Regarding Share Repurchase Program

In October 2017, the Trustees of the Trust approved a share repurchase program that allows the Trust to repurchase up to 25% of the 20-day average trading volume of the Trust’s common shares when the Trust is trading at a 10% or greater discount to its net asset value. The Trust will repurchase shares pursuant to this program if the Adviser reasonably believes that such repurchases may enhance shareholder value.

3 Invesco Senior Income Trust

Dividend Reinvestment Plan

The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Invesco closed-end Trust (the Trust). Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of the Trust, allowing you to potentially increase your investment over time. All shareholders in the Trust are automatically enrolled in the Plan when shares are purchased.

Plan benefits

∎	Add to your account:

You may increase your shares in your Trust easily and automatically with the Plan.

∎	Low transaction costs:

Shareholders who participate in the Plan may be able to buy shares at below-market prices when the Trust is trading at a premium to its net asset value (NAV). In addition, transaction costs are low because when new shares are issued by the Trust, there is no brokerage fee, and when shares are bought in blocks on the open market, the per share fee is shared among all participants.

∎	Convenience:

You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent), which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account at invesco.com/closed-end.

∎	Safekeeping:

The Agent will hold the shares it has acquired for you in safekeeping.

Who can participate in the Plan

If you own shares in your own name, your purchase will automatically enroll you in the Plan. If your shares are held in “street name” – in the name of your brokerage firm, bank, or other financial institution – you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll

If you haven’t participated in the Plan in the past or chose to opt out, you are still eligible to participate. Enroll by visiting invesco.com/closed-end, by calling toll-free 800 341 2929 or by notifying us in writing at Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000. If you are writing to us, please include the Trust name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before the Distribution is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distribution.

How the Plan works

If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your shares. If the Trust is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Trust is trading above or below NAV, the price is determined by one of two ways:

1.	Premium: If the Trust is trading at a premium – a market price that is higher than its NAV – you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Trust trades at a premium, you may pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.
2.	Discount: If the Trust is trading at a discount – a market price that is lower than its NAV – you’ll pay the market price for your reinvested shares.

Costs of the Plan

There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by the Trust. If the Trust is trading at or above its NAV, your new shares are issued directly by the Trust and there are no brokerage charges or fees. However, if the Trust is trading at a discount, the shares are purchased on the open market, and you will pay your portion of any per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all participants in blocks, resulting in lower fees for each individual participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications

The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.

    Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under US federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan

You may withdraw from the Plan at any time by calling 800 341 2929, by visiting invesco.com/closed-end or by writing to Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Trust name and account number. Also, ensure that all shareholders listed on the account sign these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:

1.	If you opt to continue to hold your non-certificated whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees, including per share fees such as any applicable brokerage commissions the Agent is required to pay.
2.	If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting a $2.50 service fee and per share fees. Per share fees include any applicable brokerage commissions the Agent is required to pay.
3.	You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Trust shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.

The Trust and Computershare Trust Company, N.A. may amend or terminate the Plan at any time. Participants will receive at least 30 days written notice before the effective date of any amendment. In the case of termination, Participants will receive at least 30 days written notice before the record date for the payment of any such Distributions by the Trust. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.

    To obtain a complete copy of the current Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit invesco.com/closed-end.

4 Invesco Senior Income Trust

Schedule of Investments

August 31, 2017

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Variable Rate Senior Loan Interests–130.83%(b)(c)
Aerospace & Defense–3.94%
Cadence Aerospace, LLC,
Term Loan (1 mo. USD LIBOR + 6.25%)	7.50%	05/09/2018	$7	$6,829
Term Loan (3 mo. USD LIBOR + 6.25%)	7.56%	05/09/2018	2,686	2,589,865
Consolidated Aerospace Manufacturing, LLC, Term Loan (1 mo. USD LIBOR + 3.75%)(d)	4.98%	08/11/2022	1,509	1,486,222
DAE Aviation Holdings, Inc., Incremental Term Loan(e)	—	07/07/2022	400	401,871
Greenrock Finance, Inc., Term Loan B (2 mo. USD LIBOR + 3.50%)	4.75%	06/28/2024	1,735	1,756,750
IAP Worldwide Services,
Revolver Loan (Acquired 07/22/2014; Cost $125,481)(d)(f)	0.00%	07/18/2018	1,129	1,106,738
Revolver Loan (3 mo. USD LIBOR + 5.50%) (Acquired 07/22/2014; Cost $125,480)(d)	7.00%	07/18/2018	125	122,971
Second Lien Term Loan (3 mo. USD LIBOR + 6.50%)(d)	8.00%	07/18/2019	1,439	1,426,910
Leidos Innovations Corp., Term Loan B (1 mo. USD LIBOR + 2.00%)	3.50%	08/16/2023	3,058	3,069,304
MacDonald, Dettwiler & Associates Ltd. (Canada), Term Loan B(e)	—	07/06/2024	2,179	2,172,815
MHVC Acquisition Corp., Term Loan (1 mo. USD LIBOR + 5.25%) (Acquired 04/25/2017; Cost $956,320)(d)	6.49%	04/29/2024	961	975,377
NAC Aviation 8 Ltd. (Ireland), Term Loan (Acquired 03/24/2017; Cost $2,448,225)(d)	7.73%	12/31/2020	2,427	2,426,969
TransDigm Inc.,
Term Loan D (1 mo. USD LIBOR + 3.00%)	4.24%	06/04/2021	152	152,808
Term Loan D (3 mo. USD LIBOR + 3.00%)	4.30%	06/04/2021	2,274	2,280,718
Term Loan E (1 mo. USD LIBOR + 3.00%)	4.24%	05/16/2022	3,700	3,710,250
Term Loan E (3 mo. USD LIBOR + 3.00%)	4.30%	05/16/2022	1,837	1,842,201
Term Loan F (1 mo. USD LIBOR + 3.00%)	4.23%	06/09/2023	8,911	8,936,409
Transdigm Inc., Term Loan G (1 mo. USD LIBOR + 3.00%)	4.26%	08/16/2024	40	40,237
				34,505,244

Air Transport–1.95%
American Airlines, Inc., Term Loan B (1 mo. USD LIBOR + 2.50%)	3.73%	12/14/2023	3,261	3,274,994
Avolon TLB Borrower 1 (US) LLC,
Term Loan B-1 (1 mo. USD LIBOR + 2.25%)	3.48%	09/16/2020	1,047	1,052,695
Term Loan B-2 (1 mo. USD LIBOR + 2.75%)	3.98%	03/21/2022	7,525	7,556,653
Delta Air Lines, Inc., Revolver Loan(f)	0.00%	10/18/2017	2,004	1,988,573
Gol LuxCo S.A. (Luxembourg), Term Loan	6.50%	08/31/2020	3,076	3,164,684
United Airlines, Inc., Term Loan B (3 mo. USD LIBOR + 2.25%)	3.56%	04/01/2024	68	68,492
				17,106,091

Automotive–1.88%
Allison Transmission, Inc., Term Loan (1 mo. USD LIBOR + 2.00%)	3.24%	09/23/2022	850	854,722
American Axle & Manufacturing, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	3.49%	04/06/2024	2,129	2,118,843
Britax US Holdings Inc., Term Loan (3 mo. USD LIBOR + 3.50%)	4.80%	10/15/2020	457	389,955
CH Hold Corp.,
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	8.48%	02/03/2025	124	127,340
Term Loan (1 mo. USD LIBOR + 3.00%)	4.23%	02/01/2024	976	981,698
Dayco Products, LLC, Term Loan (3 mo. USD LIBOR + 5.00%)(d)	6.23%	05/19/2023	824	829,465
Dealer Tire, LLC, Term Loan (3 mo. USD LIBOR + 3.75%)	5.06%	12/22/2021	27	27,320
Key Safety Systems, Inc., Term Loan (3 mo. USD LIBOR + 4.50%)	5.82%	08/29/2021	360	362,780
Midas Intermediate Holdco II, LLC, Term Loan (3 mo. USD LIBOR + 2.75%)	4.05%	08/18/2021	1,741	1,741,487
Superior Industries International, Inc., Term Loan B (3 mo. USD LIBOR + 4.50%)(d)	5.79%	03/22/2024	1,144	1,130,002
ThermaSys Corp.,
Term Loan (3 mo. USD LIBOR + 4.00%)	5.31%	05/03/2019	1,853	1,662,231
Term Loan (Prime Rate + 3.00%)	7.25%	05/03/2019	13	11,624

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Automotive–(continued)
Tower Automotive Holdings USA, LLC, Term Loan (1 mo. USD LIBOR + 2.75%)	4.00%	03/07/2024	$2,558	$2,565,593
Transtar Holding Co.,
Exit Term Loan(f)	0.00%	04/11/2022	160	160,477
Exit Term Loan (3 mo. USD LIBOR + 4.25%)	5.55%	04/11/2022	655	655,966
First Lien Term Loan (3 mo. USD LIBOR + 4.25%) (Acquired 10/03/2012-06/13/2016; Cost $1,829,096)	5.56%	04/11/2022	1,824	1,687,062
Term Loan, 7.75% PIK Rate, 1.00% Cash Rate (Acquired 04/11/2017; Cost $518,982)(d)(g)	7.75%	04/11/2022	553	471,767
Wand Intermediate I L.P., Second Lien Term Loan (3 mo. USD LIBOR + 7.25%)	8.55%	09/17/2022	732	736,571
				16,514,903

Beverage & Tobacco–0.52%
AI Aqua Merger Sub, Inc.,
First Lien Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	5.23%	12/13/2023	1,855	1,874,811
Term Loan(e)	—	12/13/2023	779	782,349
Arctic Glacier U.S.A. Inc., Term Loan (1 mo. USD LIBOR + 4.25%)	5.48%	03/20/2024	630	634,329
Constellation Brands Canada, Inc., (Canada) Term Loan B-2 (3 mo. USD LIBOR + 2.75%)	4.06%	12/15/2023	560	563,848
Winebow Holdings, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.50%) (Acquired 06/27/2014; Cost $724,342)(d)	8.73%	12/31/2021	728	680,215
				4,535,552

Building & Development–3.12%
American Builders & Contractors Supply Co., Inc., Term Loan B-1 (1 mo. USD LIBOR + 2.50%)	3.73%	10/31/2023	1,099	1,102,493
Beacon Roofing Supply, Inc., Term Loan (1 mo. USD LIBOR + 2.75%)	3.98%	10/01/2022	629	632,450
Capital Automotive L.P.,
Second Lien Term Loan B (1 mo. USD LIBOR + 6.00%)	7.24%	03/24/2025	1,869	1,896,554
Term Loan B-2 (1 mo. USD LIBOR + 3.00%)	4.24%	03/25/2024	3,320	3,343,350
DiversiTech Holdings, Inc.,
Second Lien Term Loan (3 mo. USD LIBOR + 7.50%) (Acquired 05/18/2017; Cost $254,813)	8.70%	06/01/2025	257	263,472
Term Loan (3 mo. USD LIBOR + 3.50%)	4.70%	06/01/2024	620	621,172
Forterra Finance, LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	4.23%	10/25/2023	1,828	1,535,427
HD Supply Waterworks, Ltd., Term Loan B (3 mo. USD LIBOR + 3.00%)	4.46%	07/31/2024	1,314	1,319,126
HD Supply, Inc.,
Term Loan B-1 (1 mo. USD LIBOR + 2.25%)	4.05%	08/13/2021	243	243,661
Term Loan B-4 (1 mo. USD LIBOR + 2.50%)	3.74%	10/17/2023	1,927	1,933,433
Mueller Water Products, Inc.,
Term Loan B (1 mo. USD LIBOR + 2.50%)	3.74%	11/25/2021	183	184,289
Term Loan B (3 mo. USD LIBOR + 2.50%)	3.80%	11/25/2021	81	81,894
Quikrete Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 2.75%)	3.98%	11/15/2023	6,326	6,303,516
Re/Max LLC, Term Loan (3 mo. USD LIBOR + 2.75%)(d)	4.05%	12/15/2023	2,093	2,106,473
Realogy Group LLC, Term Loan (1 mo. USD LIBOR + 2.25%)	3.48%	07/20/2022	4,861	4,886,589
Werner FinCo L.P., Term Loan (3 mo. USD LIBOR + 4.00%)	5.26%	07/24/2024	924	926,787
				27,380,686

Business Equipment & Services–14.83%
Acosta, Inc., Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	4.48%	09/26/2021	492	442,889
Allied Universal Holdco LLC,
First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	5.05%	07/28/2022	2,084	2,086,748
Incremental Delayed Draw Term Loan(f)	0.00%	07/28/2022	582	581,789
Alorica Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	4.98%	06/30/2022	1,442	1,452,347
Asurion LLC,
Second Lien Term Loan B-2(e)	—	08/04/2025	6,797	6,959,354
Term Loan B-4 (1 mo. USD LIBOR + 2.75%)	3.98%	08/04/2022	554	555,933
Term Loan B-5 (1 mo. USD LIBOR + 3.00%)	4.23%	11/03/2023	11,003	11,064,427

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
Blucora, Inc., Term Loan (3 mo. USD LIBOR + 3.75%) (Acquired 04/21/2017; Cost $1,359,249)	5.04%	05/22/2024		$1,366	$1,382,930
Brand Energy & Infrastructure Services, Inc.,
Term Loan (1 mo. USD LIBOR + 4.25%)	5.48%	06/21/2024		16	16,245
Term Loan (2 mo. USD LIBOR + 4.25%)	5.51%	06/21/2024		2,703	2,715,224
Term Loan (3 mo. USD LIBOR + 4.25%)	5.56%	06/21/2024		515	517,541
Brickman Group Ltd. LLC,
First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	4.23%	12/18/2020		3,597	3,614,202
Revolver Loan (Acquired 10/14/2016; Cost $484,537)(d)(f)	0.00%	12/18/2018		510	471,615
Second Lien Term Loan (1 mo. USD LIBOR + 6.50%)	7.73%	12/17/2021		294	296,008
Caraustar Industries, Inc., Term Loan (3 mo. USD LIBOR + 5.50%)	6.80%	03/09/2022		3,034	3,013,743
Change Healthcare Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.75%)	3.98%	03/01/2024		4,317	4,322,492
Checkout Holding Corp., Term Loan B (1 mo. USD LIBOR + 3.50%)	4.73%	04/09/2021		3,069	2,634,238
Cotiviti Corp.,
First Lien Term Loan B (3 mo. USD LIBOR + 2.50%)	3.80%	09/28/2023		859	863,113
Term Loan A (3 mo. USD LIBOR + 2.25%)(d)	3.55%	09/28/2021		1,118	1,118,490
CRCI Holdings, Inc., Term Loan (3 mo. USD LIBOR + 5.50%)	6.80%	08/31/2023		1,173	1,180,939
Crossmark Holdings, Inc.,
First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	4.80%	12/20/2019		1,939	1,397,154
Second Lien Term Loan (3 mo. USD LIBOR + 7.50%)	8.80%	12/21/2020		731	341,211
DigitalGlobe, Inc., Term Loan (1 mo. USD LIBOR + 2.75%)	3.98%	01/15/2024		2,970	2,973,004
Equinix, Inc., Term Loan B-1 (1 mo. USD LIBOR + 2.00%)	3.73%	01/08/2023		569	570,255
First Data Corp.,
Term Loan (1 mo. USD LIBOR + 2.50%)	3.74%	04/26/2024		19,269	19,301,039
Term Loan D (1 mo. USD LIBOR + 2.25%)	3.49%	07/08/2022		60	60,391
FleetCor Technologies Operating Co., LLC, Term Loan B-3 (1 mo. USD LIBOR + 2.00%)	3.23%	08/02/2024		304	305,062
Gartner, Inc., Incremental Term Loan B (1 mo. USD LIBOR + 2.00%)(d)	3.23%	04/05/2024		563	566,120
Genesys Telecom Holdings, U.S., Inc., Term Loan B-2 (2 mo. USD LIBOR + 3.75%)	5.01%	12/01/2023		1,255	1,264,578
Genesys Telecom Holdings, U.S., Inc., Term Loan B-2 (3 mo. USD LIBOR + 3.75%)	5.01%	12/01/2023		2,929	2,950,682
Global Payments, Inc., Term Loan B-2 (1 mo. USD LIBOR + 2.00%)	3.23%	04/21/2023		2,340	2,346,181
Hillman Group, Inc., Term Loan (3 mo. USD LIBOR + 3.50%)	4.80%	06/30/2021		1,923	1,930,969
IndigoCyan Midco Ltd. (Jersey), Term Loan B(d)(e)	—	06/23/2024	GBP	1,061	1,357,860
Information Resources, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.25%)	5.49%	01/18/2024		3,063	3,091,396
KAR Auction Services, Inc.,
Term Loan B-4 (3 mo. USD LIBOR + 2.25%)	3.56%	03/11/2021		118	118,345
Term Loan B-5 (3 mo. USD LIBOR + 2.50%)	3.81%	03/09/2023		1,550	1,558,918
Karman Buyer Corp.,
Incremental Term Loan B-2 (3 mo. USD LIBOR + 3.25%)	4.56%	07/23/2021		1,517	1,463,935
Second Lien Term Loan (3 mo. USD LIBOR + 6.50%)	7.80%	07/25/2022		1,307	1,205,289
Term Loan (3 mo. USD LIBOR + 3.25%)	4.55%	07/23/2021		373	360,197
Kronos Inc.,
Term Loan B (2 mo. USD LIBOR + 3.50%)	4.76%	11/01/2023		7	7,140
Term Loan B (3 mo. USD LIBOR + 3.50%)	4.81%	11/01/2023		2,814	2,841,692
Learning Care Group (US) No. 2 Inc.,
Term Loan (1 mo. USD LIBOR + 4.00%)	5.23%	05/05/2021		1,102	1,114,621
Term Loan (2 mo. USD LIBOR + 4.00%)	5.26%	05/05/2021		30	30,714
Term Loan (3 mo. USD LIBOR + 4.00%)	5.30%	05/05/2021		367	371,540
Outfront Media Capital LLC, Term Loan (1 mo. USD LIBOR + 2.25%)	3.48%	03/18/2024		117	118,082
Peak 10, Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	4.81%	08/01/2024		1,599	1,597,944
Prime Security Services Borrower, LLC,
First Lien Term Loan B-1 (1 mo. USD LIBOR + 2.75%)	3.98%	05/02/2022		1,897	1,908,699
Revolver Loan(d)(f)	0.00%	05/02/2022		1,770	1,767,056
Spin Holdco Inc., Term Loan B-1 (2 mo. USD LIBOR + 3.75%)	5.01%	11/14/2022		7,898	7,932,299

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
Synchronoss Technologies, Inc., Term Loan (2 mo. USD LIBOR + 4.50%)	5.76%	01/19/2024		$936	$926,927
Techem GmbH (Germany), Term Loan B(e)	—	07/31/2024	EUR	1,494	1,794,452
Tempo Acquisition LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	4.23%	05/01/2024		4,625	4,646,100
TNS Inc.,
First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	5.24%	02/14/2020		1,148	1,156,238
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)	9.24%	08/14/2020		184	184,581
Trans Union LLC, Term Loan B-3 (1 mo. USD LIBOR + 2.00%)	3.23%	04/09/2023		2,247	2,252,787
Travelport Finance S.a.r.l. (Luxembourg), Term Loan D (3 mo. USD LIBOR + 2.75%)	4.06%	09/02/2021		1,141	1,140,800
U.S. Security Associates Holdings, Inc., Term Loan (3 mo. USD LIBOR + 4.00%)	5.30%	07/14/2023		1,550	1,561,217
Ventia Deco LLC, Term Loan B (3 mo. USD LIBOR + 3.50%)(d)	4.80%	05/21/2022		1,447	1,454,371
Wash MultiFamily Acquisition Inc.,
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	4.48%	05/13/2022		406	405,420
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	4.48%	05/16/2022		2,436	2,434,596
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%) (Acquired 05/04/2015; Cost $117,876)(d)	8.23%	05/12/2023		119	118,572
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%) (Acquired 05/04/2015; Cost $20,649)(d)	8.23%	05/14/2023		21	20,767
West Corp.,
Term Loan B-12 (1 mo. USD LIBOR + 2.50%)	3.74%	06/17/2023		959	960,159
Term Loan B-12 (3 mo. USD LIBOR + 2.50%)	3.80%	06/17/2023		513	513,164
Term Loan B-14 (1 mo. USD LIBOR + 2.50%)	3.73%	06/17/2021		1,881	1,883,178
WEX Inc., Term Loan B-2 (1 mo. USD LIBOR + 2.75%)	3.98%	06/30/2023		2,408	2,429,969
					130,025,938

Cable & Satellite Television–8.02%
Altice Financing S.A. (Luxembourg), Term Loan (3 mo. USD LIBOR + 2.75%)	4.05%	07/15/2025		1,273	1,274,288
Altice US Finance I Corp., Term Loan (1 mo. USD LIBOR + 2.25%)	3.48%	07/15/2025		2,629	2,615,348
Atlantic Broadband Finance, LLC, Term Loan B(e)	—	08/11/2024		4,242	4,220,995
Cable One, Inc., Incremental Term Loan B-1 (3 mo. USD LIBOR + 2.25%)(d)	3.57%	05/01/2024		460	462,793
Charter Communications Operating LLC, Term Loan I-1 (1 mo. USD LIBOR + 2.25%)	3.48%	01/15/2024		7,003	7,043,572
CSC Holdings, LLC, Term Loan (1 mo. USD LIBOR + 2.25%)	3.48%	07/17/2025		8,191	8,153,027
ION Media Networks, Inc., Term Loan B-3 (2 mo. USD LIBOR + 3.00%)	4.26%	12/18/2020		4,377	4,393,840
Mediacom Illinois LLC, Term Loan K (1 wk. USD LIBOR + 2.25%)	3.45%	02/15/2024		2,173	2,183,108
Numericable-SFR S.A. (France), Term Loan B-10 (3 mo. USD LIBOR + 3.25%)	4.56%	01/14/2025		5,937	5,967,375
Telenet Financing USD LLC, Term Loan A-I (1 mo. USD LIBOR + 2.75%)	3.98%	06/30/2025		4,948	4,964,334
Unitymedia GmbH (Germany), Term Loan B(e)	—	09/25/2025		2,079	2,072,078
UPC Financing Partnership, Term Loan AP (1 mo. USD LIBOR + 2.75%)	3.98%	04/15/2025		9,587	9,620,069
Virgin Media Investment Holdings Ltd. (United Kingdom), Term Loan I (1 mo. USD LIBOR + 2.75%)	3.98%	01/31/2025		10,002	10,036,082
WaveDivision Holdings, LLC,
Term Loan (1 mo. USD LIBOR + 2.75%)	3.99%	10/15/2019		1	780
Term Loan (2 mo. USD LIBOR + 2.75%)	4.03%	10/15/2019		298	299,380
WideOpenWest Finance, LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	4.48%	08/18/2023		3,749	3,747,864
Ziggo Secured Finance Partnership, Term Loan E (1 mo. USD LIBOR + 2.50%)	3.73%	04/15/2025		3,233	3,228,779
					70,283,712

Chemicals & Plastics–3.12%
Alpha US Bidco, Inc., Term Loan B-1 (3 mo. USD LIBOR + 3.00%)	4.30%	01/31/2024		948	950,423
Charter NEX US, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	4.48%	05/16/2024		401	401,935
Chemours Co., (The), Term Loan B-1 (1 mo. USD LIBOR + 2.50%)	3.74%	05/12/2022		551	553,697

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Chemicals & Plastics–(continued)
Colouroz Investment LLC,(Germany)
First Lien Term Loan B-2 (2 mo. USD LIBOR + 3.00%)	4.27%	09/07/2021		$7	$6,524
First Lien Term Loan B-2 (3 mo. USD LIBOR + 3.00%)	4.31%	09/07/2021		2,588	2,531,382
Second Lien Term Loan B-2 (3 mo. USD LIBOR + 7.25%)	8.56%	09/05/2022		2,386	2,336,276
Term Loan C (2 mo. USD LIBOR + 3.00%)	4.27%	09/07/2021		1	1,079
Term Loan C (3 mo. USD LIBOR + 3.00%)	4.31%	09/07/2021		428	418,467
Constantia Flexibles Holding GmbH,(Austria)
Term Loan B-1-A (3 mo. USD LIBOR + 3.00%) (Acquired 09/30/2016; Cost $154,254)(d)	4.30%	04/30/2022		153	153,934
Term Loan B-2-A (3 mo. USD LIBOR + 3.00%) (Acquired 09/30/2016; Cost $969,801)(d)	4.30%	04/30/2022		964	967,790
Diamond (BC) B.V. (Netherlands), Term Loan B(e)	—	07/25/2024		1,380	1,373,493
Gemini HDPE LLC, Term Loan (3 mo. USD LIBOR + 3.00%)	4.31%	08/06/2021		964	968,673
HII Holding Corp., Second Lien Term Loan (3 mo. USD LIBOR + 8.50%) (Acquired 07/13/2017; Cost $1,062,905)(d)	9.80%	12/21/2020		1,040	1,057,708
HII Holding Corp., First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	4.55%	12/20/2019		1,610	1,619,454
Ineos US Finance LLC,
Term Loan (2 mo. EURIBOR + 2.50%)	3.25%	02/28/2024	EUR	497	594,761
Term Loan (2 mo. USD LIBOR + 2.75%)	4.01%	03/31/2022		865	868,793
KMG Chemicals, Inc., Term Loan (1 mo. USD LIBOR + 4.25%)	5.48%	06/15/2024		746	757,430
MacDermid, Inc.,
First Lien Multicurrency Revolver Loan(d)(f)	0.00%	06/07/2018		648	647,083
First Lien Multicurrency Revolver Loan (Prime Rate + 2.00%)(d)	6.25%	06/07/2018		305	304,509
First Lien Revolver Loan(d)(f)	0.00%	06/07/2018		176	175,970
First Lien Revolver Loan(d)	3.00%	06/07/2018		72	71,444
First Lien Revolver Loan (1 mo. USD LIBOR + 3.00%)(d)	4.23%	06/07/2018		629	628,051
First Lien Revolver Loan (Prime Rate + 2.00%)(d)	6.25%	06/07/2018		76	76,127
Term Loan B-5 (1 mo. USD LIBOR + 3.50%)	4.73%	06/07/2020		72	72,377
Term Loan B-6 (1 mo. USD LIBOR + 3.00%)	4.23%	06/07/2023		876	880,573
Oxea Finance LLC, First Lien Term Loan B-2 (1 mo. USD LIBOR + 3.25%)	4.48%	01/15/2020		4,516	4,510,588
Proampac PG Borrower LLC,
First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	5.23%	11/20/2023		540	547,508
First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.31%	11/20/2023		614	622,471
Royal Holdings, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 7.50%) (Acquired 06/12/2015; Cost $190,391)	8.80%	06/19/2023		191	191,235
Tata Chemicals North America Inc., Term Loan (3 mo. USD LIBOR + 2.75%)	4.06%	08/07/2020		981	984,805
Trinseo Materials Finance, Inc., Term Loan B(e)	—	09/04/2024		484	486,831
Venator Finance S.a.r.l., Term Loan (3 mo. USD LIBOR + 3.00%)	4.31%	08/08/2024		608	611,743
Versum Materials, Term Loan (3 mo. USD LIBOR + 2.50%)	3.80%	09/30/2023		981	988,009
					27,361,143

Clothing & Textiles–1.12%
ABG Intermediate Holdings 2 LLC,
First Lien Term Loan B-1 (3 mo. USD LIBOR + 4.00%)	5.30%	05/27/2021		3,152	3,176,059
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)	9.80%	05/27/2022		1,270	1,287,001
Ascena Retail Group, Inc., Term Loan B (1 mo. USD LIBOR + 4.50%)	5.75%	08/21/2022		2,060	1,600,914
Oak Parent, Inc., Term Loan (1 mo. USD LIBOR + 4.50%)	5.73%	10/26/2023		1,495	1,479,604
Varsity Brands Holding Co., Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	4.73%	12/10/2021		2,242	2,258,439
					9,802,017

Conglomerates–0.34%
CeramTec Acquisition Corp.,
Term Loan B-1 (3 mo. USD LIBOR + 2.75%)	3.95%	08/30/2020		831	833,397
Term Loan B-2 (3 mo. USD LIBOR + 2.75%)	3.95%	08/30/2020		103	103,520
Term Loan B-3 (3 mo. USD LIBOR + 2.75%)	3.95%	08/30/2020		252	252,754

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Conglomerates–(continued)
Penn Engineering & Manufacturing Corp., Term Loan B (1 mo. USD LIBOR + 2.75%)	3.98%	06/27/2024	$858	$861,339
RGIS Services, LLC, Term Loan (3 mo. USD LIBOR + 7.50%)	8.80%	03/31/2023	1,028	949,603
				3,000,613

Containers & Glass Products–2.82%
Berlin Packaging, LLC,
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.99%	09/30/2022	397	400,309
Term Loan (1 mo. USD LIBOR + 3.25%)	4.49%	10/01/2021	1,331	1,337,272
Term Loan (3 mo. USD LIBOR + 3.25%)	4.55%	10/01/2021	801	805,215
Berry Plastics Corp.,
Term Loan L (1 mo. USD LIBOR + 2.25%)	3.48%	01/06/2021	1,364	1,366,043
Term Loan M (1 mo. USD LIBOR + 2.25%)	3.48%	10/01/2022	519	519,639
Term Loan N (1 mo. USD LIBOR + 2.25%)	3.48%	01/19/2024	662	662,723
BWAY Holding Co., Term Loan (1 mo. USD LIBOR + 3.25%)	4.48%	04/03/2024	459	460,115
Consolidated Container Co. LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	4.73%	05/22/2024	983	991,078
Duran Group (Germany), Term Loan B-2 (3 mo. USD LIBOR + 4.00%) (Acquired 03/24/2017; Cost $3,408,802)	5.30%	03/21/2024	3,450	3,466,984
Fort Dearborn Holding Co., Inc.,
First Lien Term Loan (2 mo. USD LIBOR + 4.00%)	5.25%	10/19/2023	39	39,730
First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.30%	10/19/2023	2,439	2,457,005
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%) (Acquired 10/10/2016; Cost $200,178)(d)	9.80%	10/19/2024	203	202,518
Hoffmaster Group, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.50%)	5.80%	11/21/2023	1,866	1,885,511
ICSH Parent, Inc.,
Delayed Draw Term Loan(f)	0.00%	04/29/2024	159	159,075
Delayed Draw Term Loan (3 mo. USD LIBOR + 4.00%)	5.32%	04/29/2024	69	69,179
First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.32%	04/29/2024	1,259	1,264,177
Klockner Pentaplast of America, Inc., Term Loan (3 mo. USD LIBOR + 4.25%)	5.55%	06/30/2022	1,553	1,556,112
Ranpak Corp.,
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)(d)	8.48%	10/03/2022	133	132,605
Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	4.48%	10/01/2021	412	413,473
Reynolds Group Holdings Inc., Incremental Term Loan (1 mo. USD LIBOR + 3.00%)	4.23%	02/05/2023	4,314	4,322,647
Tekni-Plex, Inc.,
Second Lien Term Loan (3 mo. USD LIBOR + 7.75%) (Acquired 04/15/2015; Cost $247,453)(d)	9.06%	06/01/2023	249	249,541
Term Loan B-1 (2 mo. USD LIBOR + 3.50%)	4.76%	06/01/2022	1	675
Term Loan B-1 (3 mo. USD LIBOR + 3.50%)	4.81%	06/01/2022	262	263,927
TricorBraun Inc.,
First Lien Delayed Draw Term Loan(f)	0.00%	11/30/2023	158	157,741
Term Loan (3 mo. USD LIBOR + 3.75%)	5.05%	11/30/2023	1,556	1,569,521
				24,752,815

Cosmetics & Toiletries–1.24%
Alphabet Holding Co., Inc., Term Loan(e)	—	08/15/2024	1,543	1,534,899
Coty Inc., Incremental Term Loan B (1 mo. USD LIBOR + 2.50%)	3.73%	10/27/2022	1,284	1,285,375
Galleria Co., Term Loan B (1 mo. USD LIBOR + 3.00%)	4.25%	09/29/2023	2,884	2,889,611
Prestige Brands, Inc., Term Loan B-4 (1 mo. USD LIBOR + 2.75%)	3.98%	01/26/2024	2,143	2,150,720
Sundial Group Holdings, LLC, Term Loan (1 mo. USD LIBOR + 4.75%)(d)	5.98%	08/15/2024	1,211	1,204,708
Wellness Merger Sub, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.75%)	6.05%	06/30/2024	1,828	1,839,847
				10,905,160

Drugs–2.14%
BPA Laboratories,
First Lien Term Loan (3 mo. USD LIBOR + 2.50%)	3.81%	04/29/2020	1,916	1,868,190
Second Lien Term Loan (3 mo. USD LIBOR + 2.50%)(d)	3.81%	04/29/2020	1,666	1,666,042

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Drugs–(continued)
Endo LLC, Term Loan (1 mo. USD LIBOR + 4.25%)	5.50%	04/27/2024		$4,216	$4,257,612
Grifols Worldwide Operations USA, Inc., Term Loan B (1 wk. USD LIBOR + 2.25%)	3.45%	01/31/2025		6,461	6,479,830
Valeant Pharmaceuticals International, Inc. (Canada), Term Loan B (1 mo. USD LIBOR + 4.75%)	5.99%	04/01/2022		4,405	4,484,720
					18,756,394

Ecological Services & Equipment–0.94%
Advanced Disposal Services, Inc., Term Loan (1 wk. USD LIBOR + 2.75%)	3.95%	11/10/2023		3,701	3,724,094
Casella Waste Systems, Inc., Term Loan B-1 (1 mo. USD LIBOR + 2.75%)	3.98%	10/17/2023		568	570,602
PSSI Holdings LLC, Term Loan (3 mo. USD LIBOR + 3.50%)(d)	4.73%	12/02/2021		1,359	1,372,288
Waste Industries USA, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	3.98%	02/27/2020		568	570,140
WCA Waste Systems Inc., Term Loan (1 mo. USD LIBOR + 2.75%)	3.98%	08/11/2023		1,974	1,978,805
					8,215,929

Electronics & Electrical–15.73%
4L Technologies Inc., Term Loan (1 mo. USD LIBOR + 4.50%)	5.73%	05/08/2020		4,348	3,877,264
Almonde, Inc.,(United Kingdom)
First Lien Term Loan (3 mo. EURIBOR + 3.25%)	4.25%	06/13/2024	EUR	965	1,164,498
First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	4.74%	06/13/2024		6,890	6,932,183
Blackboard Inc., Term Loan B-4 (3 mo. USD LIBOR + 5.00%)	6.30%	06/30/2021		3,654	3,611,587
Canyon Valor Companies, Inc., Term Loan(e)	—	06/16/2023		2,001	2,020,240
Cavium, Inc., Term Loan B-1 (1 mo. USD LIBOR + 2.25%)(d)	3.48%	08/16/2022		1,759	1,764,012
CommScope, Inc., Term Loan 5 (3 mo. USD LIBOR + 2.00%)	3.30%	12/29/2022		1,108	1,113,980
Compuware Corp., Term Loan B-3 (3 mo. USD LIBOR + 4.25%)	5.55%	12/15/2021		747	756,351
CPI International, Inc., First Lien Term Loan(e)	—	07/26/2024		711	710,808
Dell International LLC,
Term Loan A-2 (1 mo. USD LIBOR + 2.25%)	3.49%	09/07/2021		3,323	3,332,111
Term Loan B (1 mo. USD LIBOR + 2.50%)	3.74%	09/07/2023		1,783	1,792,427
Diamond US Holding LLC, Term Loan B (3 mo. USD LIBOR + 3.25%)	4.55%	04/06/2024		1,854	1,859,863
Diebold Nixdorf, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	4.00%	11/06/2023		2,129	2,133,019
Go Daddy Operating Co., LLC, Term Loan (1 mo. USD LIBOR + 2.50%)	3.73%	02/15/2024		6,906	6,931,368
Hyland Software, Inc.,
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	8.23%	07/07/2025		109	111,252
Term Loan (1 mo. USD LIBOR + 3.25%)	4.48%	07/01/2022		725	732,526
IGT Holding IV AB (Sweden), Term Loan B(e)	—	07/24/2024		1,368	1,374,506
Integrated Device Technology, Inc., Term Loan B (1 mo. USD LIBOR + 3.00%)(d)	4.23%	04/04/2024		871	873,452
Kemet Corp., Term Loan (1 mo. USD LIBOR + 6.00%)(d)	7.23%	04/26/2024		1,406	1,414,513
Lattice Semiconductor Corp., Term Loan (1 mo. USD LIBOR + 4.25%)(d)	5.48%	03/10/2021		2,033	2,037,742
Lully Finance LLC,
First Lien Term Loan B-4 (1 mo. EURIBOR + 3.75%)	3.75%	10/14/2022	EUR	607	722,803
Second Lien Term Loan B-1 (1 mo. USD LIBOR + 8.50%)(d)	9.73%	10/16/2023		802	773,980
Second Lien Term Loan B-2 (1 mo. EURIBOR + 7.25%) (Acquired 11/30/2016; Cost $299,011)(d)	7.25%	10/16/2023	EUR	282	335,857
MA Finance Co., LLC,
Term Loan B-2 (3 mo. USD LIBOR + 2.50%)	3.81%	11/19/2021		4,156	4,156,602
Term Loan B-3 (1 mo. USD LIBOR + 2.75%)	3.98%	04/26/2024		1,071	1,072,287
MACOM Technology Solutions Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.25%)	3.48%	05/17/2024		2,507	2,506,853
Mediaocean LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.25%)	5.49%	08/15/2022		1,858	1,866,686
Meter Reading Holding, LLC, Term Loan (3 mo. USD LIBOR + 5.75%)(d)	6.95%	08/29/2023		2,238	2,282,405
Micro Holding, L.P., Term Loan 2(e)	—	08/16/2024		1,577	1,572,497
Micron Technology, Inc., Term Loan (3 mo. USD LIBOR + 2.50%)	3.80%	04/26/2022		376	379,063
Microsemi Corp., Term Loan B (3 mo. USD LIBOR + 2.25%)	3.55%	01/15/2023		3,852	3,865,995
Mirion Technologies, Inc., Term Loan (3 mo. USD LIBOR + 4.75%)	6.05%	03/31/2022		1,321	1,321,360

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–(continued)
MTS Systems, Term Loan B (1 mo. USD LIBOR + 3.25%)	4.49%	07/05/2023		$1,341	$1,353,663
NeuStar, Inc.,
Term Loan B-1(e)	—	09/02/2019		557	560,828
Term Loan B-2(e)	—	03/01/2024		2,129	2,151,160
Oberthur Technologies of America Corp., Term Loan B-1 (3 mo. USD LIBOR + 3.75%)	5.05%	01/10/2024		2,828	2,793,606
Omnitracs, Inc.,
Second Lien Term Loan (3 mo. USD LIBOR + 7.75%)	9.05%	05/25/2021		160	160,168
Term Loan (3 mo. USD LIBOR + 3.75%)	5.05%	11/25/2020		2,491	2,508,474
ON Semiconductor Corp., Term Loan (1 mo. USD LIBOR + 2.25%)	3.48%	03/31/2023		5,243	5,267,763
Optiv Inc.,
Second Lien Term Loan (3 mo. USD LIBOR + 7.25%)	8.56%	01/31/2025		310	280,122
Term Loan (3 mo. USD LIBOR + 3.25%)	4.56%	02/01/2024		1,677	1,534,735
Project Leopard Holdings, Inc., Term Loan (3 mo. USD LIBOR + 5.50%)	6.76%	07/07/2023		939	946,448
Quest Software US Holdings Inc., Term Loan (2 mo. USD LIBOR + 6.00%)	7.26%	10/31/2022		4,624	4,702,971
Ramundsen Holdings, LLC,
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)	9.80%	01/31/2025		122	123,950
Term Loan (3 mo. USD LIBOR + 4.25%)	5.55%	02/01/2024		303	305,746
Riverbed Technology, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	4.49%	04/24/2022		419	407,760
Rocket Software, Inc.,
Second Lien Term Loan (3 mo. USD LIBOR + 9.50%)	10.80%	10/14/2024		504	506,390
Term Loan (3 mo. USD LIBOR + 4.25%)	5.55%	10/14/2023		3,294	3,335,465
RP Crown Parent, LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	4.73%	10/12/2023		779	786,211
Sandvine Corp., Term Loan B(d)(e)	—	08/25/2022		1,684	1,616,599
Seattle Spinco, Inc., Term Loan (3 mo. USD LIBOR + 2.75%)	4.03%	06/21/2024		7,234	7,241,416
Sparta Systems, Inc., Term Loan B(e)	—	08/21/2024		314	315,540
Sybil Software LLC, Term Loan (3 mo. USD LIBOR + 3.25%)	4.50%	09/30/2023		5,338	5,377,988
Tempe Holdco Corp., Term Loan B (1 mo. USD LIBOR + 3.25%)	4.48%	12/01/2023		2,314	2,344,253
TIBCO Software, Inc., Term Loan B-1(e)	—	12/04/2020		622	624,880
TTM Technologies, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	5.48%	05/31/2021		1,541	1,560,784
Verifone, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	3.99%	07/08/2021		996	1,001,000
Verint Systems Inc., Term Loan B (3 mo. USD LIBOR + 2.25%)	3.56%	06/29/2024		1,025	1,028,609
Veritas US Inc.,
Term Loan (3 mo. EURIBOR + 4.50%)	5.50%	01/27/2023	EUR	5,580	6,708,658
Term Loan (3 mo. USD LIBOR + 4.50%)	5.80%	01/27/2023		2,229	2,250,471
VF Holding Corp., Term Loan B-1 (3 mo. USD LIBOR + 3.25%)	4.55%	06/30/2023		1,598	1,606,314
Viewpoint, Inc., Term Loan (3 mo. USD LIBOR + 4.25%)	5.70%	07/19/2024		656	659,506
Western Digital Corp., Term Loan B-2 (1 mo. USD LIBOR + 2.75%)	3.98%	04/29/2023		10,061	10,132,763
Zebra Technologies Corp., Term Loan B (3 mo. USD LIBOR + 2.00%)	3.31%	10/27/2021		2,253	2,254,964
					137,849,295

Financial Intermediaries–2.56%
Black Knight InfoServ, LLC, Term Loan B (1 mo. USD LIBOR + 2.25%)(d)	3.50%	05/27/2022		327	328,230
GEO Group, Inc., Term Loan (1 mo. USD LIBOR + 2.25%)	3.49%	03/23/2024		965	967,920
iPayment Inc., Term Loan (3 mo. USD LIBOR + 6.00%)(d)	7.31%	04/11/2023		1,322	1,334,859
LPL Holdings, Inc., Term Loan (3 mo. USD LIBOR + 2.50%)	3.82%	03/10/2024		2,426	2,438,167
MoneyGram International, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	4.55%	03/27/2020		5,083	5,084,127
RJO Holdings Corp.,
Term Loan (1 mo. USD LIBOR + 12.00%) (Acquired 04/12/2017; Cost $561,266)(d)	13.23%	05/05/2022		567	569,487
Term Loan (1 mo. USD LIBOR + 8.02%) (Acquired 04/12/2017; Cost $1,578,560)(d)	9.25%	05/05/2022		1,594	1,601,682
RPI Finance Trust, Term Loan B-6 (3 mo. USD LIBOR + 2.00%)	3.30%	03/27/2023		5,498	5,527,144
SAM Finance Lux S.a.r.l. (Luxembourg), Term Loan (3 mo. USD LIBOR + 3.25%)	4.50%	12/17/2020		1,073	1,078,579

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Financial Intermediaries–(continued)
Stiphout Finance LLC,
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%) (Acquired 07/23/2015; Cost $47,945)(d)	9.23%	10/26/2023		$48	$48,024
Term Loan (1 mo. USD LIBOR + 3.75%) (Acquired 07/23/2015; Cost $1,027,690)(d)	4.98%	10/26/2022		1,032	1,038,097
TMF Group Holdco B.V. (Netherlands), Term Loan B (6 mo. EURIBOR + 3.50%)	3.50%	10/13/2023	EUR	1,047	1,258,857
Walter Investment Management Corp., Term Loan B (1 mo. USD LIBOR + 3.75%)	4.98%	12/18/2020		1,253	1,164,368
					22,439,541

Food & Drug Retailers–1.92%
Adria Group Holding B.V. (Netherlands), Term Loan (Acquired 05/19/2016-06/30/2017; Cost $2,834,377)(h)	0.00%	06/04/2018	EUR	3,716	89,038
Albertsons, LLC,
Term Loan B-4 (1 mo. USD LIBOR + 2.75%)	3.98%	08/25/2021		7,520	7,319,520
Term Loan B-5 (3 mo. USD LIBOR + 3.00%)	4.29%	12/21/2022		4,435	4,318,754
Term Loan B-6 (3 mo. USD LIBOR + 3.00%)	4.25%	06/22/2023		906	883,102
Pret A Manger (United Kingdom), Term Loan B-2 (3 mo. GBP LIBOR + 4.00%)	4.29%	06/20/2022	GBP	1,510	1,969,400
Rite Aid Corp.,
Second Lien Term Loan 1 (1 mo. USD LIBOR + 4.75%)	5.99%	08/21/2020		88	88,533
Second Lien Term Loan 2 (1 mo. USD LIBOR + 3.88%)	5.12%	06/21/2021		263	264,779
Supervalu Inc.,
Delayed Draw Term Loan B (1 mo. USD LIBOR + 3.50%)	4.73%	06/08/2024		744	721,166
Term Loan (1 mo. USD LIBOR + 3.50%)	4.73%	06/08/2024		1,240	1,201,943
					16,856,235

Food Products–3.69%
Candy intermediate Holdings, Inc., Term Loan (3 mo. USD LIBOR + 4.50%)	5.80%	06/15/2023		2,468	2,400,401
Chefs’ Warehouse Parent, LLC, Term Loan (1 mo. USD LIBOR + 4.75%)	6.98%	06/22/2022		1,040	1,053,862
CSM Bakery Supplies LLC, First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.30%	07/03/2020		973	930,905
Dole Food Co., Inc.,
Term Loan B (2 mo. USD LIBOR + 2.75%)	4.00%	04/06/2024		4,345	4,362,324
Term Loan B (3 mo. USD LIBOR + 2.75%)	4.46%	04/06/2024		241	242,351
Hearthside Group Holdings, LLC,
Revolver Loan(d)(f)	0.00%	06/02/2019		1,374	1,370,006
Term Loan (1 mo. USD LIBOR + 3.00%)	4.23%	06/02/2021		1,829	1,838,576
Hostess Brands, LLC, Term Loan B (1 mo. USD LIBOR + 2.50%)	3.73%	08/03/2022		10	9,606
Jacobs Douwe Egberts International B.V., Term Loan B-5 (3 mo. USD LIBOR + 2.25%)	3.56%	07/04/2022		3,619	3,639,804
JBS USA Lux S.A., Term Loan (2 mo. USD LIBOR + 2.50%)	3.76%	10/30/2022		23	22,817
JBS USA Lux S.A., Term Loan (3 mo. USD LIBOR + 2.50%)	3.80%	10/30/2022		9,173	9,081,071
Nomad Foods US LLC (United Kingdom), Term Loan B-2 (1 mo. USD LIBOR + 2.75%)	3.98%	05/15/2024		1,236	1,244,923
Pinnacle Foods Finance LLC, Term Loan (1 mo. USD LIBOR + 2.00%)	3.23%	02/02/2024		85	85,703
Post Holdings, Inc.,
Incremental Term Loan (1 mo. USD LIBOR + 2.25%)	3.49%	05/24/2024		2,280	2,286,914
Revolver Loan(d)(f)	0.00%	01/29/2019		2,057	2,054,649
Shearer’s Foods, LLC,
First Lien Term Loan (3 mo. USD LIBOR + 3.94%)	5.23%	06/30/2021		1,502	1,504,924
Second Lien Term Loan (3 mo. USD LIBOR + 6.75%)(d)	8.05%	06/30/2022		214	205,370
					32,334,206

Food Service–2.81%
Landry’s, Inc.,
Term Loan B (2 mo. USD LIBOR + 2.75%)	4.01%	10/04/2023		633	629,340
Term Loan B (3 mo. USD LIBOR + 2.75%)	3.97%	10/04/2023		907	900,849
New Red Finance, Inc.,
Term Loan B-3 (1 mo. USD LIBOR + 2.25%)	3.49%	02/16/2024		3,794	3,787,576
Term Loan B-3 (3 mo. USD LIBOR + 2.25%)	3.55%	02/16/2024		2,419	2,414,946

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Food Service–(continued)
NPC International, Inc.,
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	4.74%	04/19/2024		$1,377	$1,387,458
Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)	8.74%	04/18/2025		433	439,957
Pizza Hut Holdings, LLC, Term Loan B (1 mo. USD LIBOR + 2.00%)	3.23%	06/16/2023		175	176,329
Red Lobster Management, LLC, Term Loan (1 mo. USD LIBOR + 5.25%)	6.48%	07/28/2021		1,291	1,305,509
Restaurant Holding Co., LLC, First Lien Term Loan (1 mo. USD LIBOR + 7.75%)	8.99%	02/28/2019		1,080	1,060,034
Steak ‘n Shake Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	4.99%	03/19/2021		1,107	1,084,939
TKC Holdings, Inc., 1st Lien Term Loan (1 mo. USD LIBOR + 4.25%)	5.48%	02/01/2023		1,992	2,003,208
US Foods, Inc., Second Lien Incremental Term Loan (1 mo. USD LIBOR + 2.75%)	3.99%	06/27/2023		9,377	9,428,986
					24,619,131

Health Care–4.97%
Acadia Healthcare Co., Inc.,
Term Loan B-1 (1 mo. USD LIBOR + 2.75%)	3.97%	02/11/2022		776	782,150
Term Loan B-2 (1 mo. USD LIBOR + 2.75%)	3.98%	02/16/2023		2,030	2,043,477
ATI Holdings, Inc., First Lien Term Loan(e)	—	05/10/2023		742	746,485
Auris Luxembourg III S.a.r.l. (Luxembourg), Term Loan B-7 (3 mo. USD LIBOR + 3.00%)	4.30%	01/17/2022		393	394,073
CareCore National, LLC, Term Loan (1 mo. USD LIBOR + 4.00%)(d)	5.23%	03/05/2021		1,268	1,286,515
Community Health Systems, Inc.,
Incremental Term Loan G (3 mo. USD LIBOR + 2.75%)	3.96%	12/31/2019		1,622	1,619,957
Revolver Loan(d)(f)	0.00%	01/27/2019		1,023	1,012,285
Convatec Inc., Term Loan B (3 mo. USD LIBOR + 2.50%)	3.80%	10/31/2023		326	327,463
DJO Finance LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	4.48%	06/07/2020		4,671	4,658,195
Elsan Groupe S.A.S. (France), Term Loan B-2 (1 mo. EURIBOR + 3.75%)	3.75%	07/21/2022	EUR	667	802,559
Envision Healthcare Corp., Term Loan (3 mo. USD LIBOR + 3.00%)	4.30%	12/01/2023		2,842	2,867,262
Explorer Holdings, Inc., Term Loan (3 mo. USD LIBOR + 3.75%)	5.06%	05/02/2023		1,558	1,567,568
Global Healthcare Exchange, LLC, Term Loan (3 mo. USD LIBOR + 3.25%)	4.55%	06/30/2024		1,103	1,103,909
Greatbatch, Ltd., Term Loan B (1 mo. USD LIBOR + 3.50%)	4.73%	10/27/2022		1,530	1,538,979
HC Group Holdings III, Inc., Term Loan (3 mo. USD LIBOR + 5.00%)(d)	6.23%	04/07/2022		1,537	1,550,949
INC Research Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	3.48%	08/01/2024		219	219,937
Kinetic Concepts, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	4.55%	02/03/2024		3,691	3,662,280
MPH Acquisition Holdings LLC, Term Loan (3 mo. USD LIBOR + 3.00%)	4.30%	06/07/2023		6,155	6,188,954
Ortho-Clinical Diagnostics, Inc., Term Loan (3 mo. USD LIBOR + 3.75%)	5.05%	06/30/2021		726	729,060
Parexel International Corp., Term Loan(e)	—	08/11/2024		4,080	4,094,390
Surgery Center Holdings, Inc., Term Loan(e)	—	06/20/2024		960	953,088
Team Health Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.75%)	3.98%	02/06/2024		3,614	3,577,510
Unilabs Diagnostics AB (Sweden), Revolver Loan(d)(f)	0.00%	03/12/2021	EUR	943	1,104,980
WP CityMD Bidco LLC, Term Loan (3 mo. USD LIBOR + 4.00%)	5.30%	06/07/2024		758	762,197
					43,594,222

Home Furnishings–0.68%
Comfort Holding, LLC,
First Lien Term Loan (1 mo. USD LIBOR + 4.75%)	5.98%	02/05/2024		2,053	1,914,682
Second Lien Term Loan (1 mo. USD LIBOR + 10.00%)	11.23%	02/03/2025		250	214,345
Hayward Industries, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	4.73%	08/04/2024		754	758,731
Serta Simmons Bedding, LLC, First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	4.80%	11/08/2023		3,150	3,070,753
					5,958,511

Industrial Equipment–2.94%
Accudyne Industries LLC,
Revolver Loan (Acquired 07/08/2016; Cost $2,339,796)(d)(f)	0.00%	09/13/2019		2,808	2,555,528
Term Loan(e)	—	08/15/2024		1,929	1,932,479

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Industrial Equipment–(continued)
Clark Equipment Co., Term Loan B (1 mo. USD LIBOR + 2.75%)	4.01%	05/18/2024		$3,066	$3,079,615
Columbus McKinnon Corp., Term Loan (3 mo. USD LIBOR + 3.00%)	4.30%	01/31/2024		449	451,573
Crosby US Acquisition Corp., First Lien Term Loan (3 mo. USD LIBOR + 3.00%)	4.31%	11/23/2020		1,923	1,779,014
DXP Enterprises, Inc., Term Loan(d)(e)	—	09/01/2023		676	673,221
Engineered Machinery Holdings, Inc.,
First Lien Delayed Draw Term Loan(f)	0.00%	07/25/2024		68	67,638
First Lien Term Loan(e)	—	07/25/2024		520	520,289
Second Lien Delayed Draw Term Loan(e)	—	07/25/2025		5	5,480
Second Lien Delayed Draw Term Loan(f)	0.00%	07/25/2025		40	40,189
Second Lien Term Loan(e)	—	07/25/2025		380	383,627
Filtration Group Corp., First Lien Term Loan (2 mo. USD LIBOR + 3.00%)	4.26%	11/23/2020		2,728	2,745,029
Gardner Denver, Inc.,
Term Loan B-1(e)	—	07/30/2024	EUR	914	1,086,808
Term Loan B-1(e)	—	07/30/2024		2,191	2,192,440
Generac Power System, Inc., Term Loan (3 mo. USD LIBOR + 2.25%)	3.55%	05/31/2023		434	435,810
Milacron LLC, Term Loan B (1 mo. USD LIBOR + 3.00%)	4.23%	09/25/2023		1,227	1,234,498
MX Holdings US, Inc., Term Loan B-1-B (1 mo. USD LIBOR + 2.75%)	3.98%	08/16/2023		1,074	1,079,760
North American Lifting Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.50%)	5.80%	11/27/2020		1,602	1,503,311
Rexnord LLC/ RBS Global, Inc.,
Term Loan B (1 mo. USD LIBOR + 2.75%)	4.01%	08/21/2023		130	130,837
Term Loan B (3 mo. USD LIBOR + 2.75%)	4.05%	08/21/2023		1,274	1,278,884
Robertshaw US Holding Corp.,
First Lien Term Loan (3 mo. USD LIBOR + 4.50%)	5.75%	08/15/2024		949	957,118
Second Lien Term Loan(e)	—	02/15/2025		319	316,583
Tank Holding Corp., Term Loan (3 mo. USD LIBOR + 4.25%)	5.55%	03/16/2022		654	657,382
Terex Corp., Incremental Term Loan (3 mo. USD LIBOR + 2.25%)	3.51%	01/31/2024		646	645,862
					25,752,975

Insurance–1.05%
Alliant Holdings I, L.P., Term Loan (3 mo. USD LIBOR + 3.25%)	4.56%	08/14/2022		299	299,474
AmWINS Group, LLC,
First Lien Term Loan (1 mo. USD LIBOR + 2.75%)	4.18%	01/25/2024		3,701	3,711,512
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.98%	01/25/2025		177	181,250
Hub International Ltd.,
Term Loan (2 mo. USD LIBOR + 3.00%)	4.26%	10/02/2020		3	3,067
Term Loan (3 mo. USD LIBOR + 3.00%)	4.31%	10/02/2020		1,178	1,183,989
USI Inc.,
Incremental Term Loan(e)	—	05/16/2024		1,893	1,882,721
Term Loan (6 mo. USD LIBOR + 3.00%)	4.31%	05/16/2024		1,964	1,957,063
					9,219,076

Leisure Goods, Activities & Movies–4.29%
Alpha Topco Ltd. (United Kingdom), Term Loan B-3 (1 mo. USD LIBOR + 3.25%)	4.50%	02/01/2024		9,077	9,146,716
AMC Entertainment Inc.,
Incremental Term Loan (1 mo. USD LIBOR + 2.25%)	3.48%	12/15/2023		1,190	1,187,561
Term Loan (1 mo. USD LIBOR + 2.25%)	3.48%	12/15/2022		1,400	1,396,168
Ancestry.com Operations Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	4.48%	10/19/2023		248	249,724
Bright Horizons Family Solutions, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	3.48%	11/07/2023		678	682,358
Cinemark USA, Inc.,
Term Loan (2 mo. USD LIBOR + 2.00%)	3.27%	05/09/2022		126	126,774
Term Loan (3 mo. USD LIBOR + 2.00%)	3.23%	05/09/2022		0	274
CWGS Group, LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.98%	11/08/2023		3,338	3,367,868
Cyan Blue Holdco 3 Ltd. (Jersey), Term Loan B-2(e)	—	07/30/2024		1,397	1,408,076

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Leisure Goods, Activities & Movies–(continued)
Dorna Sports, S.L.,(Spain)
Term Loan B-2 (3 mo. EURIBOR + 3.25%)	3.25%	04/12/2024	EUR	1,059	$1,266,838
Term Loan B-2 (3 mo. USD LIBOR + 3.50%)	5.02%	04/12/2024		$1,078	1,072,822
Equinox Holdings Inc.,
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	4.48%	03/08/2024		1,836	1,841,601
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	8.23%	09/08/2024		165	168,807
Fitness International, LLC, Term Loan B (1 mo. USD LIBOR + 4.25%)	5.48%	07/01/2020		2,088	2,112,106
Fugue Finance B.V., Term Loan(e)	—	06/30/2024	EUR	1,332	1,593,475
Intrawest Resorts Holdings, Inc.,
Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	4.48%	07/31/2024		765	766,517
Term Loan B-2 (1 mo. USD LIBOR + 3.25%)	4.48%	07/31/2024		404	404,468
Lions Gate Entertainment Corp. (Canada), Term Loan B (1 mo. USD LIBOR + 3.00%)	4.23%	12/08/2023		415	418,769
MTL Publishing LLC, Term Loan B-5 (1 mo. USD LIBOR + 2.50%)	3.73%	08/21/2023		1,992	2,000,179
Orbiter International S.a.r.l. (Luxembourg), Term Loan B-2(e)	—	07/07/2024	CHF	476	505,986
Regal Cinemas Corp., Term Loan (1 mo. USD LIBOR + 2.00%)	3.23%	04/01/2022		1,626	1,614,881
Sabre GLBL Inc., Incremental Term Loan B-1(e)	—	02/22/2024		435	437,401
Shutterfly Inc., Delayed Draw Term Loan B(f)	0.00%	08/17/2024		604	601,508
UFC Holdings, LLC,
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	4.48%	08/18/2023		3,947	3,965,548
Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)	8.74%	08/18/2024		1,266	1,295,175
					37,631,600

Lodging & Casinos–4.56%
B&B Hotels S.A.S. (France), Term Loan B (3 mo. EURIBOR + 4.00%)	4.25%	03/14/2023	EUR	1,013	1,223,095
Belmond Interfin Ltd. (Bermuda), Term Loan (1 mo. USD LIBOR + 2.75%)	3.98%	07/03/2024		1,810	1,814,698
Boyd Gaming Corp., Term Loan B (1 wk. USD LIBOR + 2.50%)	3.70%	09/15/2023		1,008	1,011,225
Caesars Growth Properties Holdings, LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	4.23%	05/08/2021		3,625	3,641,351
CityCenter Holdings, LLC, Term Loan B (1 mo. USD LIBOR + 2.50%)	3.73%	04/18/2024		951	954,680
Four Seasons Hotels Ltd. (Canada), Term Loan (1 mo. USD LIBOR + 2.50%)	3.73%	11/30/2023		1,473	1,481,678
Harrah’s Operating Co., Inc.,
Term Loan B-4 (1 mo. USD LIBOR + 1.50%)(i)	1.50%	—		279	362,037
Term Loan B-6 (1 mo. USD LIBOR + 1.50%)(i)	1.50%	—		3,558	4,300,633
Hilton Worldwide Finance, LLC, Term Loan B-2 (1 mo. USD LIBOR + 2.00%)	3.23%	10/25/2023		4,075	4,092,815
La Quinta Intermediate Holdings LLC, Term Loan (3 mo. USD LIBOR + 2.75%)	4.05%	04/14/2021		5,424	5,448,061
Las Vegas Sands, LLC/Venetian Casino Resort, LLC, Term Loan B (1 mo. USD LIBOR + 2.00%)	3.23%	03/29/2024		167	167,462
RHP Hotel Properties, LP, Term Loan B (3 mo. USD LIBOR + 2.25%)	3.56%	05/11/2024		753	757,337
Scientific Games International, Inc.,
Multicurrency Revolver Loan(f)	0.00%	10/18/2018		2,936	2,892,104
Term Loan B-4(e)	—	08/14/2024		5,883	5,938,024
Station Casinos LLC, Term Loan B (1 mo. USD LIBOR + 2.50%)	3.74%	06/08/2023		3,464	3,465,631
Twin River Management Group, Inc., Term Loan (3 mo. USD LIBOR + 3.50%)	4.80%	07/10/2020		2,424	2,446,413
					39,997,244

Nonferrous Metals & Minerals–0.25%
American Rock Salt Co. LLC,
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.98%	05/20/2021		670	670,948
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.98%	05/20/2021		249	249,255
Dynacast International LLC,
First Lien Term Loan B-2 (3 mo. USD LIBOR + 3.25%)	4.55%	01/28/2022		1,256	1,259,945
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)(d)	9.80%	01/30/2023		15	14,893
					2,195,041

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Oil & Gas–5.93%
Ascent Resources — Marcellus, LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.25%)	5.48%	08/04/2020	$2,665	$1,792,355
BCP Raptor, LLC, Term Loan (2 mo. USD LIBOR + 4.25%)	5.51%	06/24/2024	1,860	1,877,519
Bronco Midstream Funding, LLC, Term Loan (3 mo. USD LIBOR + 4.00%)	5.32%	08/17/2020	2,102	2,129,521
California Resources Corp., Term Loan (1 mo. USD LIBOR + 10.38%)	11.60%	12/31/2021	1,834	1,950,287
Citgo Holdings, Inc., Term Loan (3 mo. USD LIBOR + 8.50%)	9.80%	05/12/2018	3,913	3,954,068
Citgo Petroleum Corp., Term Loan B (3 mo. USD LIBOR + 3.50%)	4.80%	07/29/2021	1,725	1,730,663
Crestwood Holdings LLC, Term Loan B-1 (1 mo. USD LIBOR + 8.00%)	9.23%	06/19/2019	2,334	2,331,329
Drillships Financing Holding Inc., Term Loan B-1(h)(i)	0.00%	03/31/2021	5,744	3,676,476
Fieldwood Energy LLC,
Term Loan (3 mo. USD LIBOR + 2.88%)	4.17%	09/28/2018	185	173,480
Term Loan (3 mo. USD LIBOR + 7.00%)	8.30%	08/31/2020	3,261	3,032,503
Floatel International Ltd., Term Loan (3 mo. USD LIBOR + 5.00%)	6.30%	06/27/2020	3,862	2,867,401
Gulf Finance, LLC, Term Loan B (3 mo. USD LIBOR + 5.25%)	6.55%	08/25/2023	4,296	3,931,188
HGIM Corp., Term Loan B (3 mo. USD LIBOR + 4.50%)	5.75%	06/18/2020	4,512	1,895,192
Jonah Energy LLC, Second Lien Term Loan (1 mo. USD LIBOR + 6.50%)	7.73%	05/12/2021	1,634	1,611,776
Osum Production Corp. (Canada), Term Loan (3 mo. USD LIBOR + 5.50%) (Acquired 07/30/2014-04/17/2017; Cost $1,993,190)(d)	6.80%	07/31/2020	2,189	1,751,340
Pacific Drilling S.A. (Luxembourg), Term Loan (3 mo. USD LIBOR + 3.50%)	4.75%	06/03/2018	299	103,227
Paragon Offshore Finance Co.,(Cayman Islands)
Term Loan (3 mo. USD LIBOR + 6.00%)(i)	7.30%	07/18/2022	78	65,856
Term Loan (Prime rate + 1.75%)(i)	6.00%	07/16/2021	13	4,948
Petroleum GEO-Services ASA, Term Loan (3 mo. USD LIBOR + 2.50%)	3.80%	03/19/2021	4,779	3,920,536
Seadrill Operating L.P., Term Loan (3 mo. USD LIBOR + 3.00%)	4.30%	02/21/2021	12,884	8,378,669
Southcross Energy Partners, L.P., Term Loan (3 mo. USD LIBOR + 4.25%)	5.55%	08/04/2021	926	819,202
Veresen Midstream US LLC, Term Loan B-2 (1 mo. USD LIBOR + 3.50%)	4.73%	03/31/2022	1,319	1,327,603
Weatherford International Ltd. (Bermuda), Term Loan (1 mo. USD LIBOR + 2.30%)	3.54%	07/13/2020	2,726	2,616,800
				51,941,939

Publishing–2.34%
Ascend Learning, LLC, Term Loan (3 mo. USD LIBOR + 3.25%)	4.53%	07/12/2024	1,320	1,329,222
Getty Images, Inc., Revolver Loan(d)(f)	0.00%	10/18/2017	2,845	2,787,620
Merrill Communications LLC, Term Loan (3 mo. USD LIBOR + 5.25%)	6.56%	06/01/2022	42	42,293
Nielsen Finance LLC, Term Loan B-4 (1 mo. USD LIBOR + 2.00%)	3.23%	10/04/2023	9,112	9,130,850
ProQuest LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.98%	10/24/2021	1,643	1,662,176
Southern Graphics Inc.,
Term Loan (1 mo. USD LIBOR + 3.25%)	4.49%	10/17/2019	294	294,826
Term Loan (3 mo. USD LIBOR + 3.25%)	4.55%	10/17/2019	86	86,536
Tribune Media Co., Term Loan C (1 mo. USD LIBOR + 3.00%)	4.23%	01/27/2024	5,168	5,188,812
				20,522,335

Radio & Television–2.71%
E.W. Scripps Co., Term Loan(e)	—	10/04/2024	580	582,142
Gray Television, Inc., Term Loan B-2 (1 mo. USD LIBOR + 2.50%)	3.73%	02/07/2024	340	341,034
iHeartCommunications, Inc.,
Term Loan D (1 mo. USD LIBOR + 6.75%)	7.98%	01/30/2019	11,745	9,458,805
Term Loan E (1 mo. USD LIBOR + 7.50%)	8.73%	07/31/2019	12,848	10,334,754
Mission Broadcasting, Inc., Term Loan B-2 (1 mo. USD LIBOR + 2.50%)	3.73%	01/17/2024	86	86,331
Nexstar Broadcasting, Inc., Term Loan B-2 (1 mo. USD LIBOR + 2.50%)	3.73%	01/17/2024	694	696,108
Raycom TV Broadcasting, LLC, Term Loan B(e)	—	08/30/2024	1,676	1,688,421
Sinclair Television Group, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	3.49%	01/03/2024	525	526,745
				23,714,340

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Retailers (except Food & Drug)–6.86%
Action Holding B.V. (Netherlands), Term Loan B (3 mo. EURIBOR + 3.50%)	3.50%	02/25/2022	EUR	492	$593,380
Bass Pro Group, LLC,
Term Loan (1 mo. USD LIBOR + 3.25%)	4.48%	06/05/2020		$283	281,712
Term Loan (3 mo. USD LIBOR + 5.00%)	6.30%	12/16/2023		5,887	5,600,252
BJ’s Wholesale Club, Inc., Term Loan B (3 mo. USD LIBOR + 3.75%)	4.97%	02/03/2024		568	549,068
Burlington Coat Factory Warehouse Corp., Term Loan B-4 (1 mo. USD LIBOR + 2.75%)	3.98%	08/13/2021		950	954,750
CDW LLC, Term Loan (3 mo. USD LIBOR + 2.00%)	3.30%	08/17/2023		1,119	1,123,884
Cortefiel, S.A.,(Spain)
PIK Term Loan B-1, 1.00% PIK Rate, 4.25% Cash Rate(g)	1.00%	03/21/2018	EUR	326	389,429
PIK Term Loan B-2, 1.00% PIK Rate, 4.25% Cash Rate(g)	1.00%	03/21/2018	EUR	356	424,759
PIK Term Loan B-3, 1.00% PIK Rate, 4.25% Cash Rate(g)	1.00%	03/21/2018	EUR	165	197,246
PIK Term Loan B-3, 1.00% PIK Rate, 5.25% Cash Rate(g)	1.00%	03/21/2018	EUR	3,406	4,063,998
David’s Bridal, Inc., Term Loan (3 mo. USD LIBOR + 4.00%)	5.30%	10/11/2019		806	636,991
Fullbeauty Brands Holdings Corp., Term Loan (1 mo. USD LIBOR + 4.75%)	5.98%	10/14/2022		3,514	2,487,866
J. Crew Group, Inc.,
Term Loan (1 mo. USD LIBOR + 3.22%)	4.45%	03/05/2021		207	121,972
Term Loan (3 mo. USD LIBOR + 3.22%)	4.52%	03/05/2021		310	182,064
Jill Acquisition LLC, Term Loan (3 mo. USD LIBOR + 5.00%)	6.32%	05/08/2022		393	386,433
Lands’ End, Inc., Term Loan B (1 mo. USD LIBOR + 3.25%)	4.48%	04/02/2021		2,733	2,241,314
Michaels Stores, Inc., Term Loan B-1 (1 mo. USD LIBOR + 2.75%)	3.98%	01/28/2023		778	777,399
Moran Foods LLC, Term Loan (1 mo. USD LIBOR + 6.00%)	7.23%	12/05/2023		1,694	1,618,024
National Vision, Inc.,
First Lien Revolver Loan(d)(f)	0.00%	03/13/2019		1,533	1,410,344
First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	4.23%	03/12/2021		887	890,937
Second Lien Term Loan (1 mo. USD LIBOR + 5.75%)	6.98%	03/13/2022		86	85,739
Party City Holdings Inc., Term Loan (3 mo. USD LIBOR + 3.00%)	4.32%	08/19/2022		856	858,939
Payless Inc.,
DIP Term Loan (1 mo. USD LIBOR + 8.00%) (Acquired 05/17/2017; Cost $775,736)	11.49%	10/31/2017		776	776,667
Term Loan A-2 (1 mo. USD LIBOR + 9.00%)(d)	10.23%	08/10/2022		1,456	1,464,268
Petco Animal Supplies, Inc., Term Loan (3 mo. USD LIBOR + 3.00%)	4.31%	01/26/2023		4,949	4,189,517
Pier 1 Imports (U.S.), Inc., Term Loan (3 mo. USD LIBOR + 3.50%)	4.80%	04/30/2021		773	745,038
Sally Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 2.50%)	3.75%	07/05/2024		748	753,558
Savers Inc.,
Term Loan (2 mo. USD LIBOR + 3.75%)	5.01%	07/09/2019		11	10,761
Term Loan (3 mo. USD LIBOR + 3.75%)	5.06%	07/09/2019		4,369	4,089,117
Sears Roebuck Acceptance Corp., Term Loan (1 mo. USD LIBOR + 4.50%)	5.73%	06/30/2018		8,905	8,834,855
Staples, Inc., Term Loan(e)	—	08/14/2024		3,348	3,335,003
Toys ‘R’ US Property Co. I, LLC, Term Loan (1 mo. USD LIBOR + 5.00%)	6.23%	08/21/2019		6,817	6,373,850
Toys ‘R’ Us-Delaware, Inc.,
Term Loan A-1 (3 mo. USD LIBOR + 7.25%) (Acquired 10/09/2014; Cost $913,054)(d)	8.56%	10/24/2019		925	929,668
Term Loan A-1 (3 mo. USD LIBOR + 7.25%) (Acquired 10/09/2014; Cost $1,132,183)(d)	8.56%	10/24/2019		1,147	1,152,788
Term Loan B-2 (3 mo. USD LIBOR + 3.75%)	5.25%	05/25/2018		115	110,651
Term Loan B-3 (3 mo. USD LIBOR + 3.75%)	5.25%	05/25/2018		35	33,657
Vivarte (France), PIK Term Loan, 7.00% PIK Rate, 4.00% Cash Rate	7.00%	10/29/2019	EUR	1,488	1,456,005
					60,131,903

Steel–0.06%
Atkore International, Inc., Incremental Term Loan (3 mo. USD LIBOR + 3.00%)	4.30%	12/22/2023		529	532,314

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Surface Transport–1.45%
Kenan Advantage Group, Inc.,
Term Loan (1 mo. USD LIBOR + 3.00%)	4.23%	07/29/2022		$714	$714,532
Term Loan (1 mo. USD LIBOR + 3.00%)	4.23%	07/29/2022		2,903	2,906,532
PODS LLC, Term Loan B-2 (1 mo. USD LIBOR + 3.25%)	4.48%	02/02/2022		2,496	2,515,640
Stena International S.A. (Luxembourg), Term Loan (3 mo. USD LIBOR + 3.00%)	4.30%	03/03/2021		3,174	2,799,512
U.S. Shipping Corp., Term Loan B-2 (1 mo. USD LIBOR + 4.25%)	5.48%	06/26/2021		1,715	1,500,794
XPO Logistics, Inc., Term Loan B (3 mo. USD LIBOR + 2.25%)	3.55%	11/01/2021		1,278	1,281,855
Zeus Bidco Ltd. (United Kingdom), Term Loan (3 mo. USD LIBOR + 7.25%) (Acquired 03/24/2017; Cost $957,946)(d)	7.56%	03/29/2024	GBP	778	991,080
					12,709,945

Telecommunications–9.64%
Avaya Inc., DIP Term Loan (1 mo. USD LIBOR + 7.50%)	8.73%	01/24/2018		943	960,895
CenturyLink, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	2.75%	01/31/2025		9,369	9,187,705
Colorado Buyer Inc., Term Loan (3 mo. USD LIBOR + 3.00%)	4.31%	05/01/2024		1,647	1,657,643
Communications Sales & Leasing, Inc., Term Loan B (1 mo. USD LIBOR + 3.00%)	4.23%	10/24/2022		5,530	5,359,386
Consolidated Communications, Inc.,(United Arab Emirates) Term Loan (1 mo. USD LIBOR + 3.00%)	4.24%	10/05/2023		8,418	8,288,207
Frontier Communications Corp.,
Term Loan (1 mo. USD LIBOR + 2.75%)	3.99%	03/31/2021		2,953	2,838,215
Term Loan B-1 (1 mo. USD LIBOR + 3.75%)	4.99%	06/15/2024		389	373,605
GTT Communications, Inc., Term Loan B (1 mo. USD LIBOR + 3.25%)	4.50%	01/09/2024		2,020	2,033,892
Intelsat Jackson Holdings S.A., Term Loan B-2 (3 mo. USD LIBOR + 2.75%)	4.00%	06/30/2019		3,241	3,233,472
Level 3 Financing, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	3.49%	02/22/2024		9,744	9,754,915
LTS Buyer LLC, First Lien Term Loan B (3 mo. USD LIBOR + 3.25%)	4.55%	04/13/2020		46	46,050
Radiate Holdco, LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	4.23%	02/01/2024		2,806	2,773,152
SBA Senior Finance II LLC, Incremental Term Loan B-2 (1 mo. USD LIBOR + 2.25%)	3.49%	06/10/2022		2,155	2,161,400
Sprint Communications Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	3.75%	02/02/2024		7,880	7,893,247
Syniverse Holdings, Inc.,
Term Loan (3 mo. USD LIBOR + 3.00%)	4.31%	04/23/2019		4,420	4,261,761
Term Loan B (3 mo. USD LIBOR + 3.00%)	4.30%	04/23/2019		990	954,972
Telesat LLC, Term Loan B-4 (3 mo. USD LIBOR + 3.00%)	4.30%	11/17/2023		8,111	8,189,106
U.S. Telepacific Corp., Term Loan (3 mo. USD LIBOR + 5.00%)	6.23%	05/02/2023		3,401	3,324,621
Windstream Services, LLC,
Term Loan B-6 (1 mo. USD LIBOR + 4.00%)	5.23%	03/29/2021		6,833	6,286,373
Term Loan B-6 (2 mo. USD LIBOR + 4.00%)	5.27%	03/29/2021		17	15,875
Term Loan B-7 (1 mo. USD LIBOR + 3.25%)	4.48%	02/17/2024		1,207	1,064,005
Term Loan B-7 (2 mo. USD LIBOR + 3.25%)	4.52%	02/17/2024		3	2,680
Zayo Group, LLC,
Incremental Term Loan B-1 (1 mo. USD LIBOR + 2.00%)	3.23%	01/19/2021		843	844,761
Term Loan B-2 (1 mo. USD LIBOR + 2.25%)	3.48%	01/19/2024		3,030	3,037,273
					84,543,211

Utilities–10.41%
AES Corp., (The), Term Loan (3 mo. USD LIBOR + 2.00%)	3.32%	05/24/2022		1,271	1,273,018
APLP Holdings L.P. (Canada), Term Loan (1 mo. USD LIBOR + 4.25%)	5.48%	04/13/2023		2,474	2,511,088
Aria Energy Operating LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	5.73%	05/27/2022		696	700,099
Calpine Construction Finance Co., L.P., Term Loan B-2 (1 mo. USD LIBOR + 2.50%)	3.74%	01/31/2022		4,352	4,347,009
Calpine Corp.,
Term Loan (1 mo. USD LIBOR + 1.75%)	2.99%	11/30/2017		1,318	1,318,704
Term Loan (1 mo. USD LIBOR + 1.75%)	2.99%	12/31/2019		482	480,899
Term Loan (3 mo. USD LIBOR + 2.75%)	4.05%	01/15/2024		2,431	2,427,470
Term Loan (3 mo. USD LIBOR + 2.75%)	4.05%	01/15/2024		8,202	8,193,400
Term Loan B-7 (3 mo. USD LIBOR + 2.75%)	4.05%	05/31/2023		3,488	3,483,991

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Utilities–(continued)
Dynegy Inc., Term Loan C-1 (1 mo. USD LIBOR + 3.25%)	4.48%	02/07/2024		$5,722	$5,739,674
Eastern Power, LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	5.23%	10/02/2023		4,182	4,196,573
Energy Future Intermediate Holding Co. LLC, DIP Term Loan (1 mo. USD LIBOR + 3.00%)	4.23%	06/30/2018		6,726	6,764,889
Granite Acquisition, Inc.,
First Lien Term Loan B (3 mo. USD LIBOR + 4.00%)	5.30%	12/17/2021		2,904	2,930,374
First Lien Term Loan C (3 mo. USD LIBOR + 4.00%)	5.30%	12/17/2021		130	131,046
Second Lien Term Loan B (3 mo. USD LIBOR + 7.25%)	8.55%	12/19/2022		539	541,274
Lightstone Holdco LLC,
Term Loan B (1 mo. USD LIBOR + 4.50%)	5.73%	01/30/2024		4,356	4,338,894
Term Loan C (1 mo. USD LIBOR + 4.50%)	5.73%	01/30/2024		271	270,357
Nautilus Power, LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	5.73%	05/16/2024		1,704	1,717,525
NRG Energy Inc.,
Revolver Loan A(d)(f)	0.00%	07/01/2018		21,330	21,158,778
Term Loan (3 mo. USD LIBOR + 2.25%)	3.55%	06/30/2023		5,669	5,669,772
Pike Corp.,
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)	9.24%	09/10/2024		112	114,140
Term Loan (1 mo. USD LIBOR + 3.75%)	4.99%	03/10/2024		579	585,637
Southeast PowerGen LLC, Term Loan B (3 mo. USD LIBOR + 3.50%)	4.80%	12/02/2021		719	690,782
Talen Energy Supply, LLC, Term Loan B-1 (1 mo. USD LIBOR + 4.00%)	5.23%	07/15/2023		116	113,918
USIC Holding, Inc., Term Loan B (3 mo. USD LIBOR + 3.50%)	4.92%	12/08/2023		2,145	2,156,435
Vistra Operations Co. LLC,
Incremental Term Loan (1 mo. USD LIBOR + 2.75%)	3.98%	12/14/2023		830	832,379
Term Loan (1 mo. USD LIBOR + 2.75%)	3.98%	08/04/2023		6,971	6,981,746
Term Loan C (1 mo. USD LIBOR + 2.75%)	3.98%	08/04/2023		1,598	1,600,330
					91,270,201
Total Variable Rate Senior Loan Interests					1,146,959,462

Bonds & Notes–7.56%
Air Transport–0.41%
LATAM Airlines Group S.A. (Chile)	4.50%	08/15/2025		398	396,930
Mesa Airlines, Inc., Class B (Acquired 11/25/2014; Cost $3,112,796)(j)	5.75%	07/15/2025		3,113	3,182,834
					3,579,764

Automotive–0.47%
Federal-Mogul Holdings Corp.(j)	5.00%	07/15/2024	EUR	446	510,287
Federal-Mogul Holdings Corp. (3 mo. EURIBOR + 4.88%)(j)(k)	4.88%	04/15/2024	EUR	1,000	1,175,808
Schaeffler AG (Germany)(j)	4.13%	09/15/2021		551	558,303
Schaeffler AG (Germany)(j)	4.50%	09/15/2023		551	562,020
Schaeffler AG (Germany)(j)	4.75%	09/15/2026		1,015	1,026,419
Superior Industries International, Inc.(j)	6.00%	06/15/2025	EUR	241	266,127
					4,098,964

Business Equipment & Services–0.84%
Dream Secured Bondco AB (Sweden) (3 mo. EURIBOR + 7.25%)(j)(k)	8.25%	10/21/2023	EUR	1,850	2,224,269
Dream Secured Bondco AB (Sweden) (3 mo. STIBOR + 7.25%)(j)(k)	8.25%	10/21/2023	SEK	1,408	178,464
ICBPI (United Kingdom) (6 mo. EURIBOR + 8.00%)(j)(k)	8.00%	05/30/2021	EUR	1,500	1,816,743
TeamSystems S.p.A. (Italy) (3 mo. EURIBOR + 6.25%)(j)(k)	7.25%	03/01/2022	EUR	1,500	1,784,156
West Corp.(j)	4.75%	07/15/2021		1,323	1,349,460
					7,353,092

Cable & Satellite Television–1.76%
Altice Financing S.A. (Luxembourg)(j)	6.63%	02/15/2023		490	518,175
Altice Financing S.A. (Luxembourg)(j)	7.50%	05/15/2026		4,930	5,398,350

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Cable & Satellite Television–(continued)
Altice US Finance I Corp.(j)	5.50%	05/15/2026		$6,796	$7,186,770
Numericable-SFR S.A. (France)(j)	6.00%	05/15/2022		311	327,327
Numericable-SFR S.A. (France)(j)	7.38%	05/01/2026		1,213	1,310,040
Virgin Media Investment Holdings Ltd. (United Kingdom)(j)	5.50%	08/15/2026		656	693,720
					15,434,382

Chemicals & Plastics–0.29%
Hexion Specialty Chemicals, Inc.	6.63%	04/15/2020		2,821	2,581,032

Containers & Glass Products–0.46%
Ardagh Glass Finance PLC(j)	4.25%	09/15/2022		657	674,246
Ardagh Glass Finance PLC(j)	4.63%	05/15/2023		1,021	1,050,354
Horizon Holdings III (France)(j)	8.25%	02/15/2022	EUR	555	707,774
Reynolds Group Holdings Inc. (3 mo. USD LIBOR + 3.50%)(j)(k)	4.80%	07/15/2021		1,157	1,180,140
Reynolds Group Issuer Inc./LLC (New Zealand)	5.75%	10/15/2020		451	459,456
					4,071,970

Electronics & Electrical–0.45%
Blackboard Inc.(j)	9.75%	10/15/2021		2,582	2,349,620
Dell International LLC(j)	5.45%	06/15/2023		858	939,992
Micron Technology, Inc.	7.50%	09/15/2023		585	650,081
					3,939,693

Financial Intermediaries–0.54%
Garfunkelux Holdco 3 S.A. (Luxembourg)(j)	11.00%	11/01/2023	GBP	1,250	1,754,728
Garfunkelux Holdco 3 S.A. (Luxembourg) (3 mo. EURIBOR + 5.50%)(j)(k)	5.50%	10/01/2021	EUR	971	1,177,601
Nemean Bondco PLC (United Kingdom) (3 mo. GBP LIBOR + 6.50%)(j)(k)	6.79%	02/01/2023	GBP	600	753,477
Nemean Bondco PLC (United Kingdom)(j)	7.38%	02/01/2024	GBP	565	703,239
Promontoria MCS (France) (3 mo. EURIBOR + 5.75%)(j)(k)	5.75%	09/30/2021	EUR	274	347,383
					4,736,428

Health Care–0.81%
Care UK Health & Social Care PLC (United Kingdom) (3 mo. GBP LIBOR + 5.00%)(j)(k)	5.29%	07/15/2019	GBP	1,906	2,453,017
DJO Finance LLC(j)	8.13%	06/15/2021		1,049	999,172
DJO Finance LLC	10.75%	04/15/2020		2,773	2,422,909
IDH Finance PLC (United Kingdom) (3 mo. GBP LIBOR + 6.00%)(j)(k)	6.28%	08/15/2022	GBP	1,000	1,221,980
					7,097,078

Lodging & Casinos–0.21%
ESH Hospitality, Inc.(j)	5.25%	05/01/2025		740	766,825
Travelodge Hotels Ltd. (United Kingdom) (3 mo. GBP LIBOR + 4.88%)(j)(k)	5.15%	05/15/2023	GBP	800	1,049,129
					1,815,954

Nonferrous Metals & Minerals–0.34%
TiZir Ltd. (United Kingdom)(d)(j)	9.50%	07/19/2022		2,965	2,968,706

Oil & Gas–0.11%
Pacific Drilling S.A. (Luxembourg)(j)	5.38%	06/01/2020		2,587	918,385

Radio & Television–0.33%
Clear Channel International B.V.(j)	8.75%	12/15/2020		2,789	2,921,478

Rail Industries–0.02%
Channel Link Enterprises Finance PLC (United Kingdom)	2.71%	06/30/2050	EUR	169	207,137

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Retailers (except Food & Drug)–0.13%
Claire’s Stores Inc.(j)	6.13%	03/15/2020		$682	$312,015
TWIN SET — Simona Barbieri S.p.A. (Italy) (3 mo. EURIBOR + 5.88%)(j)(k)	5.54%	07/15/2019	EUR	728	864,996
					1,177,011

Telecommunications–0.39%
Communications Sales & Leasing, Inc.(j)	6.00%	04/15/2023		742	743,855
Communications Sales & Leasing, Inc.(j)	7.13%	12/15/2024		180	168,075
Goodman Networks Inc.	8.00%	05/11/2022		1,762	1,488,532
Wind Telecomunicazioni S.p.A. (Italy)(j)	6.50%	04/30/2020		219	227,212
Wind Telecomunicazioni S.p.A. (Italy)(j)	7.38%	04/23/2021		699	727,834
Windstream Services, LLC	6.38%	08/01/2023		22	17,105
					3,372,613
Total Bonds & Notes					66,273,687

Structured Products–1.69%
Apidos CLO X, Series 2012-10A, Class E (3 mo. USD LIBOR + 6.25%)(j)(k)	7.56%	10/30/2022		776	778,445
Atrium X LLC, Series 2013-10A, Class E (3 mo. USD LIBOR + 4.50%)(j)(k)	5.80%	07/16/2025		269	269,749
Clontarf Park CLO (Ireland), Series 2017-1A, Class D (3 mo. EURIBOR + 5.10%)(j)(k)	5.10%	08/05/2030	EUR	174	204,526
Gallatin Funding CLO VII, Ltd., Series 2014-1A, Class E (3 mo. USD LIBOR + 5.67%)(j)(k)	6.97%	07/15/2023		1,619	1,628,134
Highbridge Loan Management, Ltd., Series 2015-6A, Class E1 (3 mo. USD LIBOR + 5.45%)(j)(k)	6.76%	05/05/2027		500	489,521
ING Investment Management CLO IV, Ltd., Series 2007-4A, Class D (3 mo. USD LIBOR + 4.25%)(j)(k)	5.56%	06/14/2022		437	440,044
ING Investment Management CLO, Ltd., Series 2013-1A, Class D (3 mo. USD LIBOR + 5.00%)(j)(k)	6.30%	04/15/2024		666	669,252
KKR Financial CLO, Ltd., Series 2012-1A, Class D (3 mo. USD LIBOR + 5.50%)(j)(k)	6.75%	12/15/2024		2,605	2,618,218
Madison Park Funding XIV, Ltd., Series 2014-14A, Class F (3 mo. USD LIBOR + 5.40%)(j)(k)	6.71%	07/20/2026		950	903,444
NewStar Berkeley Fund CLO LLC, Series 2016-1A, Class D (3 mo. USD LIBOR + 5.10%)(j)(k)	6.41%	10/25/2028		1,489	1,502,710
NewStar Commercial Loan Funding, Series 2015-1A, Class D (3 mo. USD LIBOR + 5.50%)(j)(k)	5.50%	01/20/2027		1,000	1,005,095
Octagon Investment Partners XVIII, Ltd., Series 2013-1A, Class D (3 mo. USD LIBOR + 5.25%)(j)(k)	6.56%	12/16/2024		1,398	1,404,912
Regatta IV Funding Ltd., Series 2014-1A, Class E (3 mo. USD LIBOR + 4.95%)(j)(k)	6.26%	07/25/2026		330	323,403
Symphony CLO VIII, Ltd., Series 2012-8A, Class ER (3 mo. USD LIBOR + 6.00%)(j)(k)	7.30%	01/09/2023		2,588	2,601,558
Total Structured Products					14,839,011

			Shares
Common Stocks & Other Equity Interests–5.28%(l)
Aerospace & Defense–0.40%
IAP Worldwide Services (Acquired 07/18/2014-08/18/2014; Cost $208,294)(d)(j)(m)				192	3,531,637

Automotive–0.02%
Transtar Holding Co. Class A(j)(m)				2,509,496	138,022

Building & Development–1.07%
Axia Inc. (Acquired 05/30/2008; Cost $2,673,763)(d)(j)(m)(n)				595	5,341,366
BMC Stock Holdings, Inc.(m)				159,996	3,247,919
Five Point Holdings LLC Class A(m)				54,770	774,995
Lake at Las Vegas Joint Venture, LLC, Class A (Acquired 07/15/2010; Cost $7,937,680)(d)(j)(m)				780	0
Lake at Las Vegas Joint Venture, LLC, Class B (Acquired 07/15/2010; Cost $93,970)(d)(j)(m)				9	0
					9,364,280

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Invesco Senior Income Trust

	Shares	Value
Chemicals & Plastics–0.00%
Lyondell Chemical Co. Class A	383	$34,696

Conglomerates–0.04%
Euramax International, Inc.(j)(m)	4,207	344,982

Drugs–0.00%
BPA Laboratories, Class A Wts. expiring 04/29/2024 (Acquired 04/29/2014; Cost $0)(d)(j)(m)	5,562	0
BPA Laboratories, Class B Wts. expiring 04/29/2024 (Acquired 04/29/2014; Cost $0)(d)(j)(m)	8,918	0
		0

Financial Intermediaries–0.00%
RJO Holdings Corp. (Acquired 12/10/2010; Cost $0)(d)(j)(m)	1,482	8,148
RJO Holdings Corp., Class A (Acquired 12/10/2010; Cost $0)(d)(j)(m)	1,142	1,257
RJO Holdings Corp., Class B (Acquired 12/10/2010; Cost $0)(d)(j)(m)	1,667	17
		9,422

Forest Products–0.03%
Verso Corp. Class A(m)	57,236	304,496

Health Care–0.02%
New Millennium Holdco(j)(m)	134,992	143,496

Lodging & Casinos–1.41%
Twin River Management Group, Inc.(j)(m)	134,134	12,407,395

Nonferrous Metals & Minerals–0.23%
Arch Coal, Inc. Class A	24,773	1,978,619

Oil & Gas–0.43%
Ameriforge Group Inc.(j)(m)	442	11,934
CJ Holding Co.(m)	26,015	657,139
Paragon Offshore Finance Co. (Cayman Islands)(i)(j)(m)	2,308	33,755
Paragon Offshore Finance Co. (Cayman Islands), Class A(i)(j)(m)	2,308	1,789
Paragon Offshore Finance Co. (Cayman Islands), Class B(i)(j)(m)	1,154	19,618
Samson Investment Co.(j)(m)	132,022	3,069,511
		3,793,746

Publishing–0.54%
Affiliated Media, Inc. Class B(j)(m)	46,746	958,285
Cygnus Business Media, Inc. (Acquired 07/19/2004; Cost $1,251,821)(d)(j)(m)(n)	5,882	0
F&W Publications, Inc. (Acquired 06/09/2010; Cost $18,581)(d)(j)(m)	15,519	1,552
MC Communications, LLC (Acquired 07/02/2009; Cost $0)(d)(j)(m)	333,084	0
Merrill Communications LLC Class A(j)(m)	399,283	3,693,368
Tronc, Inc.(m)	4,118	59,752
		4,712,957

Retailers (except Food & Drug)–0.26%
Payless Inc.(j)(m)	73,380	2,271,696

Telecommunications–0.01%
CTM Media Holdings Inc.(m)	1,270	61,404
Goodman Networks Inc. (Acquired 05/31/2017; Cost $1,053)(d)(m)	105,288	0
		61,404

Utilities–0.82%
Vistra Operations Co. LLC	377,472	6,681,254
Vistra Operations Co. LLC (Acquired 10/03/2016; Cost $290,499)(d)(j)(m)	618,084	92,713
Vistra Operations Co. LLC Rts. expiring 12/31/2046(j)(m)	377,472	396,346
		7,170,313
Total Common Stocks & Other Equity Interests		46,267,161

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Invesco Senior Income Trust

	Shares	Value
Preferred Stocks–0.03%(l)
Financial Intermediaries–0.00%
RJO Holdings Corp. (Acquired 12/10/2010; Cost $0)(d)(j)(m)	324	$3,244

Retailers (except Food & Drug)–0.00%
Vivarte (France) (Acquired 01/06/2016-02/16/2017; Cost $0)(d)(j)(m)	1,297	0

Telecommunications–0.02%
Goodman Networks Inc.(d)(j)(m)	125,268	187,902

Utilities–0.01%
Genie Energy Ltd. (Acquired 05/31/2017; Cost $1,253)	7,632	56,248
Total Preferred Stocks		247,394

Money Market Funds–3.07%
Government & Agency Portfolio–Institutional Class, 0.93%(o)	16,129,752	16,129,752
Treasury Portfolio–Institutional Class, 0.90%(o)	10,753,168	10,753,168
Total Money Market Funds (Cost $26,882,920)		26,882,920
TOTAL INVESTMENTS IN SECURITIES(p)–148.46% (Cost $1,322,142,595)		1,301,469,635
BORROWINGS–(34.79)%		(305,000,000)
VARIABLE RATE TERM PREFERRED SHARES–(8.51)%		(74,590,630)
OTHER ASSETS LESS LIABILITIES–(5.16)%		(45,221,984)
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%		$876,657,021

Investment Abbreviations:

CLO	– Collateralized Loan Obligation
CHF	– Swiss Franc
DIP	– Debtor-in-possession
EUR	– Euro

EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
PIK	– Pay-in-Kind

Rts.	– Rights
SEK	– Swedish Krona
STIBOR	– Stockholm Interbank Offered Rate
Wts.	– Warrants

Notes to Schedule of Investments:

(a)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(b)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”), and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the LIBOR, on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(c)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(e)	This variable rate interest will settle after August 31, 2017, at which time the interest rate will be determined.
(f)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 8.
(g)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(h)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2017 was $3,765,514, which represented less than 1% of the Trust’s Net Assets.
(i)	The borrower has filed for protection in federal bankruptcy court.
(j)	Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2017 was $105,547,549, which represented 12.04% of the Trust’s Net Assets.
(k)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2017.
(l)	Securities acquired through the restructuring of senior loans.
(m)	Non-income producing security.
(n)	Affiliated company during the period. The Investment Company Act of 1940 defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Trust has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of August 31, 2017 was $5,341,366, which represented less than 1% of the Trust’s Net Assets. See Note 5.
(o)	The money market fund and the Trust are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of August 31, 2017.
(p)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Invesco Senior Income Trust

Portfolio Composition†*

By credit quality, based on Total Investments

as of August 31, 2017

BBB	0.1%
BBB-	6.8
BB+	6.7
BB	15.3
BB-	15.4
B+	16.0
B	18.7
B-	4.8
CCC+	3.9
CCC	0.9
CCC-	0.3
CC	1.6
D	0.4
Non-Rated	5.6
Equity	3.5

†	Source: Standard & Poor’s. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Standard & Poor’s rating methodology, please visit standardandpoors.com and select “Understanding Ratings” under Rating Resources on the homepage.
*	Excluding money market fund holdings.

Open Forward Foreign Currency Contracts
		Contract to				Unrealized Appreciation (Depreciation)
Settlement Date	Counterparty	Deliver		Receive
09/15/2017	Canadian Imperial Bank of Commerce	USD	16,029,751	EUR	13,642,342	$219,096
09/15/2017	Citibank, N.A.	GBP	529,666	USD	690,970	5,836
09/15/2017	Citibank, N.A.	USD	16,050,215	EUR	13,642,341	198,633
09/15/2017	Citibank, N.A.	USD	4,407,406	GBP	3,424,824	22,682
09/15/2017	Citibank, N.A.	USD	427,414	SEK	3,502,410	13,618
09/15/2017	JPMorgan Chase Bank, N.A.	USD	527,794	CHF	506,781	1,021
09/15/2017	JPMorgan Chase Bank, N.A.	USD	16,436,570	EUR	13,999,293	237,428
09/15/2017	JPMorgan Chase Bank, N.A.	USD	4,472,275	GBP	3,474,732	22,369
09/15/2017	Royal Bank of Canada	USD	4,410,711	GBP	3,424,824	19,377
10/16/2017	Barclays Bank PLC	USD	2,608,761	EUR	2,188,145	1,843
10/16/2017	Citibank, N.A.	USD	14,937	SEK	118,551	17
10/16/2017	Goldman Sachs International	USD	1,161,561	GBP	897,211	250
Subtotal						742,170
09/15/2017	Barclays Bank PLC	EUR	13,457,324	USD	15,422,820	(605,661)
09/15/2017	Barclays Bank PLC	GBP	3,692,265	USD	4,768,246	(7,782)
09/15/2017	Citibank, N.A.	EUR	912,005	USD	1,072,331	(13,922)
09/15/2017	Citibank, N.A.	GBP	3,692,265	USD	4,768,486	(7,542)
09/15/2017	Citibank, N.A.	SEK	3,502,410	USD	417,810	(23,222)
09/15/2017	Citibank, N.A.	USD	114,569	GBP	87,979	(767)
09/15/2017	Goldman Sachs International	CHF	506,781	USD	526,914	(1,900)
09/15/2017	Goldman Sachs International	EUR	13,457,324	USD	15,412,404	(616,077)
09/15/2017	JPMorgan Chase Bank, N.A.	GBP	3,692,265	USD	4,768,061	(7,967)
09/15/2017	JPMorgan Chase Bank, N.A.	USD	1,559,252	GBP	1,194,102	(14,654)
09/15/2017	Royal Bank of Canada	EUR	13,457,324	USD	15,414,490	(613,991)
10/16/2017	Canadian Imperial Bank of Commerce	EUR	13,675,306	USD	16,095,835	(219,723)
10/16/2017	Citibank, N.A.	EUR	13,675,306	USD	16,116,006	(199,552)
10/16/2017	Citibank, N.A.	GBP	3,433,309	USD	4,422,995	(22,845)
10/16/2017	Citibank, N.A.	SEK	1,532,542	USD	189,221	(4,100)
10/16/2017	JPMorgan Chase Bank, N.A.	CHF	506,151	USD	528,216	(1,022)
10/16/2017	JPMorgan Chase Bank, N.A.	EUR	14,074,922	USD	16,553,797	(238,530)
10/16/2017	JPMorgan Chase Bank, N.A.	GBP	3,433,234	USD	4,423,513	(22,229)
10/16/2017	Royal Bank of Canada	GBP	3,433,309	USD	4,426,342	(19,497)
Subtotal						(2,640,983)
Total Forward Foreign Currency Contracts — Currency Risk						$(1,898,813)

Currency Abbreviations:

CHF	– Swedish Krona
EUR	– Euro
GBP	– British Pound Sterling
SEK	– Swedish Krona
USD	– U.S. Dollar

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Invesco Senior Income Trust

Statement of Assets and Liabilities

August 31, 2017

(Unaudited)

Assets:
Investments in securities, at value (Cost $1,291,334,092)	$1,269,245,349
Investments in affiliates, at value (Cost $30,808,503)	32,224,286
Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	742,170
Cash	13,096,300
Foreign currencies, at value (Cost $7,347,437)	7,936,207
Receivable for:
Investments sold	53,739,225
Interest and fees	5,666,072
Investments matured, at value (Cost $19,819,669)	598,883
Investment for trustee deferred compensation and retirement plans	6,874
Other assets	215,891
Total assets	1,383,471,257

Liabilities:
Variable rate term preferred shares, at liquidation preference ($0.01 par value, 750 shares issued with liquidation preference of $100,000 per share)	74,590,630
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	2,640,983
Payable for:
Borrowings	305,000,000
Investments purchased	78,765,382
Dividends	165,145
Accrued fees to affiliates	5,338
Accrued interest expense	808,333
Accrued trustees’ and officers’ fees and benefits	4,901
Accrued other operating expenses	554,904
Trustee deferred compensation and retirement plans	6,874
Unfunded loan commitments	44,271,746
Total liabilities	506,814,236
Net assets applicable to common shares	$876,657,021

Net assets applicable to common shares consist of:
Shares of beneficial interest	$1,414,674,434
Undistributed net investment income	(4,711,428)
Undistributed net realized gain (loss)	(491,502,507)
Net unrealized appreciation (depreciation)	(41,803,478)
$876,657,021

Common shares outstanding, no par value, with an unlimited number of common shares authorized:
Common shares outstanding	180,036,160
Net asset value per common share	$4.87
Market value per common share	$4.44

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Invesco Senior Income Trust

Statement of Operations

For the six months ended August 31, 2017

(Unaudited)

Investment income:
Interest	$30,383,132
Dividends	21,728
Dividends from affiliates	45,462
Other income	864,960
Total investment income	31,315,282

Expenses:
Advisory fees	5,321,050
Administrative services fees	1,252,012
Custodian fees	386,142
Interest, facilities and maintenance fees	4,346,357
Transfer agent fees	10,276
Trustees’ and officers’ fees and benefits	17,178
Registration and filing fees	90,155
Reports to shareholders	69,660
Professional services fees	127,996
Taxes	92,596
Other	57,020
Total expenses	11,770,442
Less: Fees waived	(12,057)
Net expenses	11,758,385
Net investment income	19,556,897

Realized and unrealized gain (loss):
Net realized gain (loss) from:
Investment securities	(2,807,182)
Foreign currencies	(105,324)
Forward foreign currency contracts	(3,528,176)
(6,440,682)
Change in net unrealized appreciation (depreciation) of:
Investment securities	909,498
Foreign currencies	4,466
Forward foreign currency contracts	(1,878,322)
(964,358)
Net realized and unrealized gain (loss)	(7,405,040)
Net increase in net assets from operations applicable to common shares	$12,151,857

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Invesco Senior Income Trust

Statement of Changes in Net Assets

For the six months ended August 31, 2017 and the year ended February 28, 2017

(Unaudited)

	August 31, 2017	February 28, 2017
Operations:
Net investment income	$19,556,897	$52,130,884
Net realized gain (loss)	(6,440,682)	(1,971,873)
Change in net unrealized appreciation (depreciation)	(964,358)	117,023,458
Net increase in net assets from operations applicable to common shareholders	12,151,857	167,182,469
Distributions to common shareholders from net investment income	(23,764,774)	(46,987,191)
Return of capital	—	(5,673,386)
Net increase (decrease) in net assets applicable to common shares	(11,612,917)	114,521,892

Net assets applicable to common shares:
Beginning of period	888,269,938	773,748,046
End of period (includes undistributed net investment income of $(4,711,428) and (503,551), respectively)	$876,657,021	$888,269,938

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                         Invesco Senior Income Trust

Statement of Cash Flows

For the six months ended August 31, 2017

(Unaudited)

Cash provided by operating activities:
Net increase in net assets resulting from operations applicable to common shareholders	$12,151,857

Adjustments to reconcile net increase in net assets applicable to common shareholders to net cash provided by (used in) operating activities:
Purchases of investments	(413,045,847)
Proceeds from sales of investments	362,534,721
Net change in unfunded loan commitments	(7,508,766)
Net change in unrealized depreciation on forward foreign currency contracts	1,878,322
Decrease in receivables and other assets	1,382,949
Amortization of premium and accretion of discount on investment securities	(2,032,843)
Increase in accrued expenses and other payables	584,556
Net realized loss from investment securities	2,807,182
Net change in unrealized appreciation on investment securities	(909,498)
Net cash provided by (used in) operating activities	(42,157,367)

Cash provided by financing activities:
Dividends paid to common shareholders from net investment income	(23,783,173)
Proceeds from borrowings	100,000,000
Repayment of borrowings	(20,000,000)
Decrease in VRTP Shares, at liquidation value	(50,000,000)
Net cash provided by financing activities	6,216,827
Net increase in cash and cash equivalents	(35,940,540)
Cash and cash equivalents at beginning of period	83,855,967
Cash and cash equivalents at end of period	$47,915,427

Supplemental disclosure of cash flow information:
Cash paid during the period for interest, facilities and maintenance fees	3,703,788

Notes to Financial Statements

August 31, 2017

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Senior Income Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company.

The Trust’s investment objective is to provide a high level of current income, consistent with preservation of capital. The Trust seeks to achieve its objectives by investing primarily in a portfolio of interests in floating or variable senior loans to corporations, partnerships, and other entities which operate in a variety of industries and geographic regions. The Trust borrows money for investment purposes which may create the opportunity for enhanced return, but also should be considered a speculative technique and may increase the Trust’s volatility.

The Trust is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements.

A.	Security Valuations — Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible securities) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per

29                         Invesco Senior Income Trust

share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Trust may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Trust may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Facility fees received may be amortized over the life of the loan. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind income received in the form of securities in-lieu of cash is recorded as interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Other income is comprised primarily of amendment fees which are recorded when received. Amendment fees are received in return for changes in the terms of the loan or note.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

30                         Invesco Senior Income Trust

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — The Trust declares and pays monthly dividends from net investment income to common shareholders. Distributions from net realized capital gain, if any, are generally declared and paid annually and are distributed on a pro rata basis to common and preferred shareholders.
E.	Federal Income Taxes — The Trust intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”) necessary to qualify as a regulated investment company and to distribute substantially all of the Trust’s taxable earnings to shareholders. As such, the Trust will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Trust recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Trust’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Trust files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, rating and bank agent fees and other expenses associated with lines of credit and Variable Rate Term Preferred Shares (“VRTP Shares”), and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Trust monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts, including the Trust’s servicing agreements, that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Cash and Cash Equivalents — For the purposes of the Statement of Cash Flows, the Trust defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.
J.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Trust may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Trust on such interests or securities in connection with such transactions prior to the date the Trust actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Trust will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
K.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Trust’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Trust may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Trust invests and are shown in the Statement of Operations.

L.	Forward Foreign Currency Contracts — The Trust may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Trust may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Trust may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Trust will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

31                         Invesco Senior Income Trust

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Trust owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

M.	Industry Focus — To the extent that the Trust invests a greater amount of its assets in securities of issuers in the banking and financial services industries, the Trust’s performance will depend to a greater extent on the overall condition of those industries. The value of these securities can be sensitive to changes in government regulation, interest rates and economic downturns in the U.S. and abroad.
N.	Bank Loan Risk — Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may impair the Trust’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Trust. As a result, the Trust may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Trust has unsettled or open transactions may fail to or be unable to perform on its commitments. The Trust seeks to manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
O.	Other Risks — The Trust may invest all or substantially all of its assets in senior secured floating rate loans and senior secured debt securities that are determined to be rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

The Trust invests in corporate loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Trust in a corporate loan may take the form of participation interests or assignments. If the Trust purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Trust would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Trust’s rights against the Borrower but also for the receipt and processing of payments due to the Trust under the corporate loans. As such, the Trust is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Trust and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.

P.	Leverage Risk — The Trust may utilize leverage to seek to enhance the yield of the Trust by borrowing or issuing preferred shares. There are risks associated with borrowing or issuing preferred shares in an effort to increase the yield and distributions on the common shares, including that the costs of the financial leverage may exceed the income from investments made with such leverage, the higher volatility of the net asset value of the common shares, and that fluctuations in the interest rates on the borrowing or dividend rates on preferred shares may affect the yield and distributions to the common shareholders. There can be no assurance that the Trust’s leverage strategy will be successful.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Trust accrues daily and pays monthly an annual fee of 0.85% based on the average daily managed assets of the Trust. Managed assets for this purpose means the Trust’s net assets, plus assets attributable to outstanding preferred shares and the amount of any borrowings incurred for the purpose of leverage (whether or not such borrowed amounts are reflected in the Trust’s financial statements for purposes of GAAP.)

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Trust, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Trust based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2019, to waive the advisory fee payable by the Trust in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Trust of uninvested cash in such affiliated money market funds.

For the six months ended August 31, 2017, the Adviser waived advisory fees of $12,057.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Trust has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Trust. For the six months ended August 31, 2017, expenses incurred under this agreement are shown in the Statement of Operations as Administrative services fees. Also, Invesco has entered into service agreements whereby State Street Bank and Trust Company (“SSB”) serves as custodian and fund accountant and provides certain administrative services to the Trust.

Certain officers and trustees of the Trust are officers and directors of Invesco.

32                         Invesco Senior Income Trust

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Trust’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period.

During the six months ended August 31, 2017, there were transfers from Level 2 to Level 3 of $17,277,798 due to third-party vendor quotations utilizing single market quotes and from Level 3 to Level 2 of $12,392,246, due to third-party vendor quotations utilizing more than one market quote.

	Level 1	Level 2	Level 3	Total
Variable Rate Senior Loan Interests	$—	$1,058,455,170	$88,504,292	$1,146,959,462
Bonds & Notes	—	63,304,981	2,968,706	66,273,687
Structured Products	—	14,839,011	—	14,839,011
Common Stocks & Other Equity Interests	13,800,275	23,490,196	8,976,690	46,267,161
Preferred Stocks	56,248	—	191,146	247,394
Money Market Funds	26,882,920	—	—	26,882,920
Investments Matured	—	—	598,883	598,883
	40,739,443	1,160,089,358	101,239,717	1,302,068,518
Forward Foreign Currency Contracts*	—	(1,898,813)	—	(1,898,813)
Total Investments	$40,739,443	$1,158,190,545	$101,239,717	$1,300,169,705

*	Unrealized appreciation (depreciation).

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the six months ended August 31, 2017:

	Value 02/28/17	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation	Transfers into Level 3	Transfers out of Level 3	Value 08/31/17
Variable Rate Senior Loan Interests	$100,978,388	$27,618,390	$(46,132,821)	$434,281	$83,957	$291,563	$17,277,798	$(12,047,264)	$88,504,292
Bonds & Notes	—	2,965,510	—	—	—	3,196	—	—	2,968,706
Common Stocks & Other Equity Interests	6,857,401	1,053	—	—	—	2,463,218	—	(344,982)	8,976,690
Preferred Stocks	3,244	1,253	—	—	—	186,649	—	—	191,146
Investments Matured	653,401	—	(138,095)	(438)	(1,778)	85,793	—	—	598,883
Total	$108,492,434	$30,586,206	$(46,270,916)	$433,843	$82,179	$3,030,419	$17,277,798	$(12,392,246)	$101,239,717

Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.

NOTE 4—Derivative Investments

The Trust may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a Trust may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

33                         Invesco Senior Income Trust

For financial reporting purposes, the Trust does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Trust’s derivative investments, detailed by primary risk exposure, held as of August 31, 2017:

Value
Derivative Assets	Currency Risk
Unrealized appreciation on forward foreign currency contracts outstanding	$742,170
Derivatives not subject to master netting agreements	—
Total Derivative Assets subject to master netting agreements	$742,170

Value
Derivative Liabilities	Currency Risk
Unrealized depreciation on forward foreign currency contracts outstanding	$(2,640,983)
Derivatives not subject to master netting agreements	—
Total Derivative Liabilities subject to master netting agreements	$(2,640,983)

Offsetting Assets and Liabilities

The table below reflects the Trust’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of August 31, 2017.

	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Barclays Bank PLC	$1,843	$(613,443)	$(611,600)	$—	$—	$(611,600)
Canadian Imperial Bank of Commerce	219,096	(219,723)	(627)	—	—	(627)
Citibank, N.A.	240,786	(271,950)	(31,164)	—	—	(31,164)
Goldman Sachs International	250	(617,977)	(617,727)	—	—	(617,727)
JPMorgan Chase Bank, N.A.	260,818	(284,402)	(23,584)	—	—	(23,584)
Royal Bank of Canada	19,377	(633,488)	(614,111)	—	—	(614,111)
Total	$742,170	$(2,640,983)	$(1,898,813)	$—	$—	$(1,898,813)

Effect of Derivative Investments for the six months ended August 31, 2017

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Currency Risk
Realized Gain (Loss):
Forward foreign currency contracts	$(3,528,176)
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	(1,878,322)
Total	$(5,406,498)

The table below summarizes the average notional value of forward foreign currency contracts outstanding during the period.

Forward Foreign Currency Contracts
Average notional value	$191,133,868

34                         Invesco Senior Income Trust

NOTE 5—Investments in Other Affiliates

The 1940 Act defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Trust has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates (excluding affiliated money market funds) for the six months ended August 31, 2017.

	Value 02/28/17	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value 08/31/17	Dividend Income
Axia Inc., Common Shares	$5,341,366	$—	$—	$—	$—	$5,341,366	$—
Cygnus Business Media, Inc., Common Shares	0	—	—	—	—	0	—
Total	$5,341,366	$—	$—	$—	$—	$5,341,366	$—

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Trust to pay remuneration to certain Trustees and Officers of the Trust. Trustees have the option to defer compensation payable by the Trust, and “Trustees’ and Officers’ Fees and Benefits” includes amounts accrued by the Trust to fund such deferred compensation amounts.

NOTE 7—Cash Balances and Borrowings

The Trust has entered into a $350 million revolving credit and security agreement which will expire on December 7, 2017. The revolving credit and security agreement is secured by the assets of the Trust.

During the six months ended August 31, 2017, the average daily balance of borrowings under the revolving credit and security agreement was $265,951,087 with a weighted interest rate of 1.00%. The carrying amount of the Trust’s Payable for borrowings as reported on the Statement of Assets and Liabilities approximates its fair value. Expenses under the credit and security agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees.

Additionally, the Trust is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Trust may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Unfunded Loan Commitments

Pursuant to the terms of certain Senior Loan agreements, the Trust held the following unfunded loan commitments as of August 31, 2017. The Trust intends to reserve against such contingent obligations by designating cash, liquid securities and liquid Senior Loans as a reserve.

Borrower	Type	Principal Amount(a)	Value
Accudyne Industries LLC	Revolver Loan	$2,808,273	$2,555,528
Allied Universal Holdco LLC	Incremental Delayed Draw Term Loan	581,789	581,789
Brickman Group Ltd. LLC	Revolver Loan	509,854	471,615
Community Health Systems, Inc.	Revolver Loan	1,023,084	1,012,285
Delta Air Lines, Inc.	Revolver Loan	2,003,600	1,988,573
Engineered Machinery Holdings, Inc.	First Lien Delayed Draw Term Loan	67,638	67,638
Engineered Machinery Holdings, Inc.	Second Lien Delayed Draw Term Loan	40,189	40,189
Getty Images, Inc.	Revolver Loan	2,844,510	2,787,620
Hearthside Group Holdings, LLC	Revolver Loan	1,374,404	1,370,006
IAP Worldwide Services	Revolver Loan	1,129,324	1,106,738
ICSH Parent, Inc.	Delayed Draw Term Loan	159,075	159,075
MacDermid, Inc.	First Lien Revolver Loan	176,279	175,970
MacDermid, Inc.	First Lien Multicurrency Revolver Loan	648,220	647,083
National Vision, Inc.	First Lien Revolver Loan	1,532,982	1,410,344
NRG Energy Inc.	Revolver Loan A	21,329,736	21,158,778
Post Holdings, Inc.	Revolver Loan	2,057,149	2,054,649
Prime Security Services Borrower, LLC	Revolver Loan	1,770,367	1,767,056
Scientific Games International, Inc.	Multicurrency Revolver Loan	2,936,146	2,892,104
Shutterfly Inc.	Delayed Draw Term Loan B	604,148	601,508
Transtar Holding Co.	Exit Term Loan	160,477	160,477
TricorBraun Inc.	First Lien Delayed Draw Term Loan	157,741	157,741
Unilabs Diagnostics AB	Revolver Loan	EUR 942,706	1,104,980
			$44,271,746

(a)	Principal amounts are denominated in U.S. Dollars unless otherwise noted.

Currency Abbreviations:

EUR	– Euro

35                         Invesco Senior Income Trust

NOTE 9—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Trust’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Trust’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Trust to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Trust had a capital loss carryforward as of February 28, 2017, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
February 28, 2018	$316,566,786	$—	$316,566,786
February 28, 2019	81,508,885	—	81,508,885
Not subject to expiration	—	86,218,751	86,218,751
	$398,075,671	$86,218,751	$484,294,422

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 10—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the six months ended August 31, 2017 was $359,526,258 and $367,073,126, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$36,678,415
Aggregate unrealized (depreciation) of investments	(79,755,919)
Net unrealized appreciation (depreciation) of investments	$(43,077,504)

Cost of investments for tax purposes is $1,343,247,209.

NOTE 11—Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

	Six months ended August 31, 2017	Year ended February 28, 2017
Beginning shares	180,036,160	180,036,160
Shares issued through dividend reinvestment	—	—
Ending shares	180,036,160	180,036,160

The Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

NOTE 12—Variable Rate Term Preferred Shares

On October 26, 2012, the Trust issued 1,250 Series 2015/11-VVR C-1 VRTP Shares, with a liquidation preference of $100,000 per share to Charta, LLC, pursuant to an offering exempt from registration under the 1933 Act. Proceeds from the issuance of the VRTP Shares were used to redeem all of the Trust’s outstanding Auction Rate Preferred Shares (“ARPS”). The Trust redeemed 250 VRTP Shares on May 1, 2017 and June 1, 2017, respectively. On June 14, 2017, the Board of Trustees of the Trust approved an amended and restated Statement of Preferences for the VRTP Shares and, on July 14, 2017, the remaining 750 VRTP Shares were transferred to Barclays Bank PLC.

VRTP Shares are a floating-rate form of preferred shares with a mandatory redemption date and are considered debt for financial reporting purposes. The Trust is required to redeem all outstanding VRTP Shares on July 31, 2020, unless earlier redeemed, repurchased or extended. VRTP Shares are subject to optional and mandatory redemption in certain circumstances. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends. On or prior to the redemption date, the Trust will be required to segregate assets having a value equal to 110% of the redemption amount.

36                         Invesco Senior Income Trust

The Trust incurred costs in connection with the transfer of the VRTP Shares. These costs are recorded as a deferred charge and are being amortized over a period of three years to July 31, 2020. Amortization of these costs is included in Interest, facilities and maintenance fees on the Statement of Operations, and the unamortized balance is included in the value of Variable rate term preferred shares on the Statement of Assets and Liabilities.

Dividends paid on the VRTP Shares (which are treated as interest expense for financial reporting purposes) are declared daily and paid quarterly. As of August 31, 2017, the dividend rate is equal to the three month USD LIBOR interest rate plus a spread of 1.55%, which is based on the long-term rating assigned to the VRTP Shares by Moody’s Investors Service, Inc. Prior to July 14, 2017, the dividend rate was equal to Charta, LLC’s daily cost of funds rate plus a ratings spread of 1.20%.

The average aggregate liquidation preference outstanding and the average annualized dividend rate of the VRTP Shares during the six months ended August 31, 2017 were $95,945,946 and 2.42%, respectively.

The Trust is subject to certain restrictions relating to the VRTP Shares, such as maintaining certain asset coverage and leverage ratio requirements. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of VRTP Shares at liquidation preference.

The liquidation preference of VRTP Shares, which approximates fair value, is recorded as a liability under the caption Variable rate term preferred shares on the Statement of Assets and Liabilities. The fair value of VRTP Shares is expected to be approximately their liquidation preference so long as the fixed “spread” on the VRTP Shares remains roughly in line with the “spread” being demanded by investors on instruments having similar terms in the current market environment. At period-end, the Trust’s Adviser has determined that fair value of VRTP Shares is approximately their liquidation preference. Fair value could vary if market conditions change materially. Unpaid dividends on VRTP Shares are recognized as Accrued interest expense on the Statement of Assets and Liabilities. Dividends paid on VRTP Shares are recognized as a component of Interest, facilities and maintenance fees on the Statement of Operations.

NOTE 13—Senior Loan Participation Commitments

The Trust invests in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Trust purchases a participation of a Senior Loan interest, the Trust typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Trust assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Trust and the borrower.

At the six months ended August 31, 2017, the following sets forth the selling participants with respect to interest in Senior Loans purchased by the Trust on a participation basis.

Selling Participant	Principal Amount	Value
Barclays Bank PLC	$2,844,510	$2,787,620
Citibank, N.A.	2,808,273	2,555,528
Goldman Sachs Lending Partners LLC	3,590,131	3,464,993
Mizuho Bank, Ltd.	21,329,736	21,158,778
Total		$29,966,919

NOTE 14—Dividends

The Trust declared the following dividends to common shareholders from net investment income subsequent to August 31, 2017:

Declaration Date	Amount per Share	Record Date	Payable Date
September 1, 2017	$0.0205	September 13, 2017	September 29, 2017
October 2, 2017	$0.0205	October 13, 2017	October 31, 2017

37                         Invesco Senior Income Trust

NOTE 15—Financial Highlights

The following schedule presents financial highlights for a share of the Trust outstanding throughout the periods indicated.

	Six months ended August 31, 2017		Year ended February 28, 2017	Year ended February 29, 2016	Years ended February 28,
					2015	2014	2013
Net asset value, beginning of period	$4.93		$4.30	$5.05	$5.25	$5.17	$4.89
Net investment income(a)	0.11		0.29	0.31	0.32	0.31	0.34
Net gains (losses) on securities (both realized and unrealized)	(0.04)		0.63	(0.74)	(0.20)	0.13	0.28
Distributions paid to preferred shareholders from net investment income	N/A		N/A	N/A	N/A	N/A	(0.01)
Total from investment operations	0.07		0.92	(0.43)	0.12	0.44	0.61
Less:
Dividends paid to common shareholders from net investment income	(0.13)		(0.26)	(0.32)	(0.32)	(0.36)	(0.33)
Return of Capital	N/A		(0.03)	N/A	N/A	N/A	N/A
Total distributions	(0.13)		(0.29)	(0.32)	(0.32)	(0.36)	(0.33)
Net asset value per common share, end of period	$4.87		$4.93	$4.30	$5.05	$5.25	$5.17
Market value per common share, end of period	$4.44		$4.72	$3.76	$4.68	$5.03	$5.57
Total return at net asset value(b)	1.65%		22.59%	(8.31)%	2.90%	8.69%	12.93%
Total return at market value(c)	(3.21)%		34.22%	(13.48)%	(0.46)%	(3.34)%	26.86%
Net assets, end of period (000’s omitted)	$876,657		$888,270	$773,748	$908,720	$945,510	$930,435
Portfolio turnover rate(d)	28%		69%	55%	63%	99%	103%
Ratio of expenses:
With fee waivers and/or expense reimbursements	2.65	%(e)	2.37%	2.34%	2.20%	2.18%	2.06%
With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees	1.67	%(e)	1.58%	1.69%	1.65%	1.63%	1.65%
Without fee waivers and/or expense reimbursements	2.65	%(e)	2.38%	2.34%	2.20%	2.18%	2.06%
Ratio of net investment income before preferred share dividends	4.40	%(e)	6.15%	6.57%	6.22%	5.98%	6.86%
Preferred share dividends	N/A		N/A	N/A	N/A	N/A	0.29%
Ratio of net investment income after preferred share dividends	4.40	%(e)	6.15%	6.57%	6.22%	5.98%	6.57%

Senior securities:
Total amount of preferred shares outstanding (000’s omitted)	$75,000		$125,000	$125,000	$125,000	$125,000	$125,000
Total borrowings (000’s omitted)	$305,000		$225,000	$225,000	$284,000	$277,000	$207,000
Asset coverage per $1,000 unit of senior indebtedness(f)	$4,120		$5,503	$4,994	$4,640	$4,865	$6,099
Asset coverage per preferred share(g)	$1,268,876		$810,616	$718,998	$826,976	$856,408	$844,348
Liquidating preference per preferred share	$100,000		$100,000	$100,000	$100,000	$100,000	$100,000

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.
(c)	Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.
(d)	Calculation includes the proceeds from principal repayments and sales of variable rate senior loan interests and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets applicable to common shares (000’s omitted) of $880,528.
(f)	Calculated by subtracting the Trust’s total liabilities (not including preferred shares, at liquidation value and borrowings) from the Trust’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.
(g)	Calculated by subtracting the Trust’s total liabilities (not including preferred shares, at liquidation value) from the Trust’s total assets and dividing this by the total number of preferred shares outstanding.
N/A	= Not Applicable

38                         Invesco Senior Income Trust

NOTE 16—Legal Proceedings

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

Pending Litigation and Regulatory Inquiries

The Trust is named as a defendant in an adversary proceeding in the Bankruptcy Court of the Southern District of Florida. The complaint was filed on July 14, 2008 by the Official Committee of Unsecured Creditors of TOUSA, Inc., on behalf of certain subsidiaries of TOUSA, Inc. (the “Conveying Subsidiaries”), and filed as amended on October 17, 2008. The Committee made allegations against the Trust in two separate capacities: as “Transeastern Lenders” and as “First Lienholders” (collectively, the “Lenders”). The Transeastern Lenders loaned money to form a joint venture between TOUSA, Inc. and Falcone/Ritchie LLC. TOUSA, Inc. later repaid the loans from the Transeastern Lenders as part of a global settlement of claims against it. The repayment was financed using proceeds of new loans (the “New Loans”), for which the Conveying Subsidiaries conveyed first and second priority liens on their assets to two groups of lienholders (the First and Second Lienholders, collectively “New Lenders”). The Conveying Subsidiaries were not obligated on the original debt to the Transeastern Lenders. The Committee alleged, inter alia, that both the repayment to the Transeastern Lenders and the grant of liens to the First and Second Lienholders should be avoided as fraudulent transfers under the bankruptcy laws. More specifically, the Committee alleged: (1) that the Conveying Subsidiaries’ transfer of liens to secure the New Loans was a fraudulent transfer under 11 U.S.C. § 548 because the Conveying Subsidiaries were insolvent at the time of the transfer and did not receive reasonably equivalent value for the liens; and (2) that the Transeastern Lenders were, under 11 U.S.C. § 550, entities for whose benefit the liens were fraudulently transferred to the New Lenders. The case was tried in 2009 and on October 13, 2009, the Bankruptcy Court rendered a Final Judgment against the Lenders, which was later amended on October 30, 2009, requiring the Lenders to post bonds equal to 110% of the damages and disgorgement ordered against them. The Transeastern Lenders and First Lienholders separately appealed the decision to the District Court for the Southern District of Florida. On February 11, 2011, the District Court, issued an order in the Transeastern Lenders’ appeal that: 1) quashed the Bankruptcy Court’s Order as it relates to the liability of the Transeastern Lenders; 2) made null and void the Bankruptcy Court’s imposition of remedies as to the Transeastern Lenders; 3) discharged all bonds deposited by Transeastern Lenders, unless any further appeals are filed, in which case the bonds would remain in effect pending resolution of appeals; 4) dismissed as moot additional appeal proceedings of the Transeastern Lenders that were contingent upon the District Court’s decision concerning liability; and 5) closed all District Court appeal proceedings concerning the Transeastern Lenders. The Committee appealed to the Eleventh Circuit Court of Appeals. In a decision filed on May 15, 2012, the Eleventh Circuit reversed the District Court’s opinion, affirmed the liability findings of the Bankruptcy Court against the Transeastern Lenders, and remanded the case to the District Court to review the remedies ordered by the Bankruptcy Court. The appeal of the Transeastern Lenders is currently pending before the District Court. The First Lienholders, having paid its obligations under the bankruptcy plan, have been fully and finally released pursuant to a court order dated August 30, 2013. The review of the Transeastern Lenders remedies obligation is currently pending before the District Court. The parties argued the effects of the Supreme Court decisions in Executive Benefits Ins. Agency v. Arkison (In re Bellingham) (No. 12-1200) and Wellness International Network, Ltd. v. Sharif (No. 13-935) on liabilities before the District Court, which denied that the cases were an intervening change in law that affected the liabilities decision. The District Court remanded to the Bankruptcy Court a question on the effect of the settlement with other parties on the Transeastern Lenders remedies obligations. On April 1, 2016, the Bankruptcy Court issued its report and recommendation, which was unfavorable in many respects to the Transeastern Lenders.

On March 8, 2017, the District Court adopted the Bankruptcy Court’s report and recommendation on the impact of the interim settlements, holding that the settlement with the Transeastern Lenders and settlement of the D&O litigation had no impact on the remedial scheme. The Transeastern Lenders appealed this decision in April 2017. The appeal is currently pending. While not certain, the current liability for the Trust is estimated to be no greater than $4,163,000. Invesco believes resolution of this matter will not have a material impact on the Trust’s financial statements.

39                         Invesco Senior Income Trust

Distribution Information

The following table sets forth on a per share basis the distribution that was paid in August 2017. Included in the table is a written statement of the sources of the distribution on a GAAP basis.

		Net Income	Gain from Sale of Securities	Return of Principal	Total Distribution
08/31/17	VVR	$0.0175	$0.000	$0.0030	$0.0205

Please note that the information in the preceding chart is for financial accounting purposes only. Shareholders should be aware that the tax treatment of distributions likely differs from GAAP treatment. Form 1099-DIV for the calendar year will report distributions for U.S. federal income tax purposes. This Notice is sent to comply with certain U.S. Securities and Exchange Commission requirements.

40                         Invesco Senior Income Trust

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of Invesco Senior Income Trust (the Fund) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Fund’s investment advisory agreements. During contract renewal meetings held on June 12-13, 2017, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2017.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in most cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. This information is current as of June 13, 2017, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review included consideration of Invesco Advisers’ investment process oversight, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, trading operations, internal audit, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship as contrasted with the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Senior Secured Management, Inc. currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2016 to the performance of funds in the Broadridge performance universe and against the Lipper Closed-End Loan Participation Funds Index. The Board noted that the Fund’s performance was in the second quintile of its performance universe for the one and five year periods and the third quintile for the three year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the Fund’s performance was above the performance of the Index for the one year period and below the performance of the Index for the three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for shares of the Fund was above the median contractual management fee

41                         Invesco Senior Income Trust

rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent audited annual reports for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2016. The Board noted that the Fund’s rate was above the rate of one open-end fund. The Board also noted that the Fund’s rate was above the rate of four cross border funds and one exchange traded fund with investment strategies comparable to those of the Fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to certain other types of client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers retains overall responsibility for, and provides services to, sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described herein other than day-to-day portfolio management. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board noted that the Fund does not benefit from economies of scale through contractual breakpoints, but does share in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund. The Board considered the organizational structure employed to provide these services.

The Board considered that the Fund’s uninvested cash may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash.

42                         Invesco Senior Income Trust

Proxy Results

A Joint Annual Meeting (“Meeting”) of Shareholders of Invesco Senior Income Trust (the “Fund”) was held on September 8, 2017. The Meeting was held for the following purposes:

(1).	Election of Trustees by Common Shareholders and Preferred Shareholders voting together as a single class.

(2).	Election of Trustees by Preferred Shareholders voting as a separate class.

The results of the voting on the above matters were as follows:

	Matters	Votes For	Votes Withheld
(1).	Teresa M. Ressel	156,504,910	2,860,900
	Larry Soll	156,473,221	2,892,589
	Philip A. Taylor	156,535,195	2,830,615
	Christopher L. Wilson	156,499,320	2,866,490
(2).	David C. Arch	750	0

43                         Invesco Senior Income Trust

Correspondence information

Send general correspondence to Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000.

Trust holdings and proxy voting information

The Trust provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Trust’s semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Shareholders can also look up the Trust’s Forms N-Q on the SEC website at sec.gov. Copies of the Trust’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file number for the Trust is shown below.

    A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. In addition, this information is available on the SEC website at sec.gov.

SEC file number: 811-08743	VK-CE-SINC-SAR-1	10302017 0745

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

PricewaterhouseCoopers LLP informed the Trust that it has identified an issue related to its independence under Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the Loan Rule). The Loan Rule prohibits accounting firms, such as PricewaterhouseCoopers LLP, from being deemed independent if they have certain financial relationships with their audit clients or certain affiliates of those clients. The Trust is required under various securities laws to have its financial statements audited by an independent accounting firm.

The Loan Rule specifically provides that an accounting firm would not be independent if it or certain affiliates and covered persons receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities (referred to as a “more than ten percent owner”). For purposes of the Loan Rule, audit clients include the Funds as well as all registered investment companies advised by the Adviser and its affiliates, including other subsidiaries of the Adviser’s parent company, Invesco Ltd. (collectively, the Invesco Fund Complex). PricewaterhouseCoopers LLP informed the Trust it and certain affiliates and covered persons have relationships with lenders who hold, as record owner, more than ten percent of the shares of certain funds within the Invesco Fund Complex, which may implicate the Loan Rule.

On June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to the audit independence issue described above. In that letter, the SEC confirmed that it would not recommend enforcement action against a fund that relied on audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. In connection with prior independence determinations, PricewaterhouseCoopers LLP communicated, as contemplated by the no-action letter, that it believes that it remains objective and impartial and that a reasonable investor possessing all the facts would conclude that PricewaterhouseCoopers LLP is able to exhibit the requisite objectivity and impartiality to report on the Funds’ financial statements as the independent registered public accounting firm. PricewaterhouseCoopers LLP also represented that it has complied with PCAOB Rule 3526(b)(1) and (2), which are conditions to the Funds relying on the no action letter, and affirmed that it is an independent accountant within the meaning of PCAOB Rule 3520. Therefore, the Adviser, the Funds and PricewaterhouseCoopers LLP concluded that PricewaterhouseCoopers LLP could continue as the Funds’ independent registered public accounting firm. The Invesco Fund Complex relied upon the no-action letter in reaching this conclusion.

If in the future the independence of PricewaterhouseCoopers LLP is called into question under the Loan Rule by circumstances that are not addressed in the SEC’s no-action letter, the Funds will need to take other action in order for the Funds’ filings with the SEC containing financial statements to be deemed compliant with applicable securities laws. Such additional actions could result in additional costs, impair the ability of the Funds to issue new shares or have other material adverse effects on the Funds. In addition, the SEC has indicated that the no-action relief will expire 18 months from its issuance after which the Invesco Funds will no longer be able to rely on the letter unless its term is extended or made permanent by the SEC Staff.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM	8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	As of August 11, 2017, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 11, 2017, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     Invesco Senior Income Trust

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 8, 2017

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 8, 2017

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	November 8, 2017

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.